Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT1-0425
1.9903809.103
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 9.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	67,119	163,453
Entertainment - 0.0%
EVT Ltd	25,232	182,926
Interactive Media & Services - 0.0%
Domain Holdings Australia Ltd (b)	71,270	120,233
Media - 0.1%
Nine Entertainment Co Holdings Ltd (b)	390,515	325,911
oOh!media Ltd	152,600	109,988
		435,899
TOTAL COMMUNICATION SERVICES		902,511

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Amotiv Ltd	38,873	258,730
ARB Corp Ltd	22,419	543,371
PWR Holdings Ltd	24,034	121,768
		923,869
Broadline Retail - 0.1%
Harvey Norman Holdings Ltd	142,660	456,604
Myer Holdings Ltd (c)	198,388	111,940
		568,544
Distributors - 0.0%
Bapcor Ltd	96,801	297,740
Diversified Consumer Services - 0.1%
G8 Education Ltd	207,444	179,084
IDP Education Ltd (b)	76,175	624,115
		803,199
Hotels, Restaurants & Leisure - 0.3%
Collins Foods Ltd	32,636	151,691
Corporate Travel Management Ltd (b)	35,559	336,829
Domino's Pizza Enterprises Ltd (b)	20,076	371,383
Flight Centre Travel Group Ltd (b)	54,376	599,404
Guzman y Gomez Ltd	4,299	105,370
Jumbo Interactive Ltd	15,102	122,828
Star Entertainment Grp Ltd/The (b)(c)	694,449	50,830
Tabcorp Holdings Ltd	619,031	258,494
WEB Travel Group Ltd (b)(c)	106,217	332,794
		2,329,623
Household Durables - 0.1%
Breville Group Ltd	28,965	682,299
Specialty Retail - 0.5%
Accent Group Ltd	111,639	151,272
Eagers Automotive Ltd (b)	44,251	351,745
JB Hi-Fi Ltd	31,306	1,953,225
Lovisa Holdings Ltd	17,640	314,661
Nick Scali Ltd	21,092	210,816
Premier Investments Ltd	27,554	403,603
Super Retail Group Ltd	44,980	433,341
Temple & Webster Group Ltd (c)	25,360	224,487
		4,043,150
TOTAL CONSUMER DISCRETIONARY		9,648,424

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GrainCorp Ltd Class A	61,613	286,498
Metcash Ltd	299,167	584,473
		870,971
Food Products - 0.1%
Bega Cheese Ltd	77,864	278,554
Elders Ltd (b)	54,499	240,097
Inghams Group Ltd	106,106	211,161
		729,812
TOTAL CONSUMER STAPLES		1,600,783

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Ampol Ltd	68,378	1,226,968
Beach Energy Ltd	423,996	397,512
Boss Energy Ltd (b)(c)	116,851	235,240
Deep Yellow Ltd (c)	261,146	214,452
New Hope Corp Ltd	144,765	431,600
Paladin Energy Ltd (c)	114,324	620,676
Viva Energy Group Ltd (d)(e)	320,297	510,337
Whitehaven Coal Ltd	240,347	903,166
Yancoal Australia Ltd	113,191	451,203
		4,991,154
Financials - 1.5%
Banks - 0.3%
Bank of Queensland Ltd	190,206	819,347
Bendigo & Adelaide Bank Ltd	162,378	1,362,649
Judo Capital Holdings Ltd (b)(c)	221,657	274,305
		2,456,301
Capital Markets - 0.6%
HMC Capital Ltd	70,284	408,137
HUB24 Ltd	23,242	1,150,646
Insignia Financial Ltd	152,930	415,650
MA Financial Group Ltd (b)	30,773	126,228
Magellan Financial Group Ltd	51,043	328,831
Magellan Financial Group Ltd warrants 4/16/2027 (c)	5,527	358
Netwealth Group Ltd	35,119	678,873
Perpetual Ltd (b)	29,747	392,916
Pinnacle Investment Management Group Ltd	40,603	636,613
		4,138,252
Consumer Finance - 0.1%
Credit Corp Group Ltd	19,322	184,340
FleetPartners Group Ltd (b)(c)	64,047	111,312
Zip Co Ltd (c)	356,205	528,865
		824,517
Financial Services - 0.2%
AMP Ltd	728,533	802,704
Challenger Ltd	149,358	580,113
Helia Group Ltd	80,391	240,132
Pepper Money Ltd/Australia	51,356	45,644
		1,668,593
Insurance - 0.3%
AUB Group Ltd (b)	31,886	628,483
nib holdings Ltd/Australia	140,229	499,095
Steadfast Group Ltd	301,453	1,082,950
		2,210,528
TOTAL FINANCIALS		11,298,191

Health Care - 0.7%
Biotechnology - 0.2%
Clinuvel Pharmaceuticals Ltd	12,111	90,787
Mesoblast Ltd (c)	260,307	506,289
Telix Pharmaceuticals Ltd (c)	72,233	1,297,501
		1,894,577
Health Care Equipment & Supplies - 0.2%
Ansell Ltd	41,815	909,144
Nanosonics Ltd (c)	73,653	156,323
PolyNovo Ltd (c)	177,815	226,004
		1,291,471
Health Care Providers & Services - 0.3%
EBOS Group Ltd	44,718	1,002,043
Healius Ltd (c)	186,377	164,697
Regis Healthcare Ltd (c)	42,740	172,647
Sigma Healthcare Ltd	422,046	746,025
		2,085,412
Pharmaceuticals - 0.0%
Clarity Pharmaceuticals Ltd (c)	63,686	144,108
Neuren Pharmaceuticals Ltd (c)	33,381	296,093
		440,201
TOTAL HEALTH CARE		5,711,661

Industrials - 1.3%
Aerospace & Defense - 0.0%
Austal Ltd (c)	92,664	219,485
DroneShield Ltd (b)(c)(e)	235,390	97,294
		316,779
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	638,957	1,094,073
Downer EDI Ltd	192,656	678,060
Mader Group Ltd (b)	16,764	64,578
SG Fleet Group Ltd	42,947	91,590
		1,928,301
Construction & Engineering - 0.4%
Johns Lyng Group Ltd (b)	63,788	146,078
Maas Group Holdings Ltd (b)	36,966	103,988
Monadelphous Group Ltd	26,443	256,538
NRW Holdings Ltd	125,825	264,962
Ventia Services Group Pty Ltd	231,874	545,088
Worley Ltd	136,586	1,213,653
		2,530,307
Ground Transportation - 0.2%
Aurizon Holdings Ltd	526,519	1,065,580
Kelsian Group Ltd	50,351	118,110
		1,183,690
Machinery - 0.0%
Silex Systems Ltd (b)(c)	53,882	204,293
Professional Services - 0.2%
ALS Ltd	139,190	1,403,277
IPH Ltd	72,237	223,032
McMillan Shakespeare Ltd	15,012	142,818
SmartGroup Corp Ltd	35,923	177,149
		1,946,276
Trading Companies & Distributors - 0.0%
Redox Ltd/Australia	52,692	138,391
Transportation Infrastructure - 0.3%
Atlas Arteria Ltd unit (b)	310,360	969,085
Qube Holdings Ltd	478,736	1,228,590
		2,197,675
TOTAL INDUSTRIALS		10,445,712

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Audinate Group Ltd (b)(c)	21,537	99,563
Codan Ltd	31,548	311,721
Dicker Data Ltd	22,881	121,769
		533,053
IT Services - 0.3%
Data#3 Ltd	41,566	178,363
Megaport Ltd (c)	45,972	239,832
NEXTDC Ltd (c)	184,047	1,673,719
		2,091,914
Software - 0.3%
Hansen Technologies Ltd	51,648	174,572
IRESS Ltd (c)	53,228	308,133
Nuix Ltd (c)	60,903	168,146
Objective Corp Ltd	8,056	82,505
SiteMinder Ltd (c)	72,816	267,935
Technology One Ltd	84,187	1,600,668
		2,601,959
TOTAL INFORMATION TECHNOLOGY		5,226,926

Materials - 2.2%
Chemicals - 0.2%
Alpha HPA Ltd (c)	258,560	153,915
Incitec Pivot Ltd	543,581	1,004,124
Nufarm Ltd	98,606	220,735
		1,378,774
Construction Materials - 0.0%
Brickworks Ltd	21,911	352,821
Containers & Packaging - 0.1%
Orora Ltd	386,279	562,204
Metals & Mining - 1.9%
AVZ Minerals Ltd (b)(c)(f)	776,046	5
Bellevue Gold Ltd (c)	363,828	277,146
Capricorn Metals Ltd (c)	92,024	433,587
Champion Iron Ltd (b)	110,667	376,015
Coronado Global Resources Inc depository receipt (b)(d)(e)	237,498	95,849
De Grey Mining Ltd (c)	587,578	720,112
Deterra Royalties Ltd	120,418	301,137
Emerald Resources NL (c)	149,944	394,809
Evolution Mining Ltd	571,158	1,984,828
Firefinch Ltd (f)	325,521	2
Genesis Minerals Ltd (c)	292,498	567,498
Gold Road Resources Ltd	308,615	467,692
IGO Ltd	196,515	590,914
Iluka Resources Ltd	121,872	329,225
Imdex Ltd	145,044	235,325
Leo Lithium Ltd (f)	273,636	56,650
Liontown Resources Ltd (b)(c)	415,696	170,701
Lynas Rare Earths Ltd (b)(c)	241,707	936,865
MAC Copper Ltd depository receipt	18,730	198,308
Ora Banda Mining Ltd (c)	291,167	148,791
Perenti Ltd	228,543	197,760
Perseus Mining Ltd	395,447	690,021
Pilbara Minerals Ltd (c)	873,780	1,225,526
Ramelius Resources Ltd	331,335	499,300
Regis Resources Ltd (c)	215,182	400,974
Resolute Mining Ltd (c)	606,860	153,366
Sandfire Resources Ltd (c)	130,785	793,180
Spartan Resources Ltd/Australia (c)	256,828	212,265
Stanmore Resources Ltd	103,863	167,451
Vault Minerals Ltd (c)	1,867,921	442,632
Vulcan Steel Ltd	18,365	82,070
WA1 Resources Ltd (b)(c)	11,888	99,219
West African Resources Ltd (c)	307,588	311,389
Westgold Resources Ltd	255,369	402,286
		13,962,898
TOTAL MATERIALS		16,256,697

Real Estate - 1.1%
Diversified REITs - 0.3%
Centuria Capital Group unit	189,939	208,740
Charter Hall Group unit	135,763	1,305,365
Charter Hall Long Wale REIT unit	185,693	444,688
Growthpoint Properties Australia Ltd	76,727	114,226
		2,073,019
Health Care REITs - 0.0%
Healthco Reit	126,743	78,905
Industrial REITs - 0.0%
Centuria Industrial REIT	152,937	277,164
Dexus Industria REIT	74,343	125,402
		402,566
Office REITs - 0.2%
Abacus Group unit	128,732	91,623
Centuria Office REIT unit	114,243	82,681
Cromwell Property Group unit	420,040	101,207
Dexus unit	308,820	1,377,430
		1,652,941
Real Estate Management & Development - 0.2%
Lendlease Group unit	188,787	752,076
Lifestyle Communities Ltd (b)	30,874	186,491
PEXA Group Ltd (c)	37,889	306,423
		1,244,990
Residential REITs - 0.0%
Ingenia Communities Group unit	111,683	393,585
Retail REITs - 0.2%
BWP Trust	163,143	342,384
Charter Hall Retail REIT	150,538	302,315
HomeCo Daily Needs REIT unit (e)	500,131	365,771
Region Group unit	333,427	447,782
Waypoint REIT Ltd unit	189,752	284,401
		1,742,653
Specialized REITs - 0.2%
Abacus Storage King unit	167,767	120,771
Arena REIT unit	111,947	267,982
Charter Hall Social Infrastructure REIT (b)	94,726	151,119
National Storage REIT unit (b)	376,472	520,340
Rural Funds Trust unit	112,378	112,764
		1,172,976
TOTAL REAL ESTATE		8,761,635

Utilities - 0.2%
Multi-Utilities - 0.2%
AGL Energy Ltd	173,570	1,234,653
TOTAL AUSTRALIA		76,078,347
AUSTRIA - 1.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Schoeller-Bleckmann Oilfield Equipment AG (b)	2,911	104,185
Financials - 0.5%
Banks - 0.4%
BAWAG Group AG (d)(e)	22,524	2,045,728
Raiffeisen Bank International AG	37,856	862,409
		2,908,137
Insurance - 0.1%
UNIQA Insurance Group AG	34,693	294,402
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,951	367,515
		661,917
TOTAL FINANCIALS		3,570,054

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG (b)	9,488	287,411
Commercial Services & Supplies - 0.1%
DO & Co AG (c)	2,192	439,333
Construction & Engineering - 0.0%
Porr Ag	4,992	105,646
Machinery - 0.2%
ANDRITZ AG	19,393	1,102,483
Palfinger AG	4,300	101,706
		1,204,189
TOTAL INDUSTRIALS		2,036,579

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
AT&S Austria Technologie & Systemtechnik AG (b)(c)	7,095	97,083
IT Services - 0.1%
Kontron AG (b)	10,871	222,282
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (c)	28,604	214,133
TOTAL INFORMATION TECHNOLOGY		533,498

Materials - 0.2%
Chemicals - 0.0%
Lenzing AG (c)	5,589	144,951
Construction Materials - 0.1%
Wienerberger AG	32,142	942,305
Metals & Mining - 0.1%
voestalpine AG	30,945	649,751
TOTAL MATERIALS		1,737,007

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (b)	10,853	268,638
IMMOFINANZ AG (c)(f)	25,803	0
IMMOFINANZ AG (b)(c)	9,872	172,462
S IMMO AG rights (c)(f)	11,010	0
		441,100
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	10,432	252,156
TOTAL AUSTRIA		8,674,579
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (d)(e)	45,987	565,631
BELGIUM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	38,704	215,212
Entertainment - 0.0%
Kinepolis Group NV (b)	3,934	157,328
TOTAL COMMUNICATION SERVICES		372,540

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Colruyt Group N.V	10,920	402,159
Personal Care Products - 0.0%
Ontex Group NV (c)	18,727	158,916
TOTAL CONSUMER STAPLES		561,075

Financials - 0.1%
Banks - 0.1%
KBC Ancora	11,004	594,750
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (c)	13,171	302,767
Health Care Providers & Services - 0.1%
Fagron	18,908	375,042
TOTAL HEALTH CARE		677,809

Industrials - 0.3%
Air Freight & Logistics - 0.0%
bpost SA	28,110	54,357
Building Products - 0.0%
Recticel SA (b)	12,185	127,924
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	6,170	1,200,782
Deme Group NV	2,163	304,721
		1,505,503
Trading Companies & Distributors - 0.1%
Azelis Group NV	45,662	940,763
TOTAL INDUSTRIALS		2,628,547

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	18,580	185,617
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	5,753	349,137
X-Fab Silicon Foundries SE (c)(d)(e)	16,499	85,478
		434,615
TOTAL INFORMATION TECHNOLOGY		620,232

Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A	21,318	653,286
Tessenderlo Group SA	6,251	136,504
Umicore SA	56,926	573,070
		1,362,860
Metals & Mining - 0.0%
Bekaert SA	10,097	353,833
TOTAL MATERIALS		1,716,693

Real Estate - 0.4%
Health Care REITs - 0.3%
Aedifica SA	13,692	827,388
Cofinimmo SA	11,012	622,029
		1,449,417
Industrial REITs - 0.0%
Montea NV (c)	5,260	365,055
Real Estate Management & Development - 0.0%
VGP NV	3,896	333,845
Residential REITs - 0.0%
Xior Student Housing NV (e)	9,678	310,737
Xior Student Housing NV rights (c)	9,309	5,038
Xior Student Housing NV rights (c)(g)	9,678	12,513
		328,288
Retail REITs - 0.0%
Retail Estates NV	3,312	197,562
Vastned NV (c)	2,786	82,660
		280,222
Specialized REITs - 0.1%
Shurgard Self Storage Ltd	9,966	370,126
TOTAL REAL ESTATE		3,126,953

TOTAL BELGIUM		10,298,599
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cool Company Ltd	6,859	59,538
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd (c)	45,392	256,081
TOTAL BERMUDA		315,619
BRAZIL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd (b)	223,095	215,725
CHINA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	472,000	132,661
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Shangri-La Asia Ltd	416,000	271,749
Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	65,500	68,594
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(c)	116,000	138,451
Industrials - 0.1%
Air Freight & Logistics - 0.0%
Kerry Logistics Network Ltd	101,500	85,583
Building Products - 0.1%
Xinyi Glass Holdings Ltd	488,549	450,811
Trading Companies & Distributors - 0.0%
E-Commodities Holdings Ltd	360,000	51,746
Theme International Holdings Ltd (b)	1,530,000	77,561
		129,307
TOTAL INDUSTRIALS		665,701

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	180,000	109,036
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
ESR Group Ltd (d)(e)	428,000	658,048
Yanlord Land Group Ltd (c)	162,400	67,883
		725,931
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (e)	153,600	76,782
TOTAL REAL ESTATE		802,713

TOTAL CHINA		2,188,905
CYPRUS - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA	31,653	135,008
DENMARK - 1.9%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	10,685	104,077
Consumer Discretionary - 0.1%
Household Durables - 0.1%
GN Store Nord AS (c)	39,107	805,702
Specialty Retail - 0.0%
Matas A/S	9,767	188,190
TOTAL CONSUMER DISCRETIONARY		993,892

Consumer Staples - 0.2%
Beverages - 0.2%
Royal Unibrew A/S	14,420	996,308
Food Products - 0.0%
Schouw & Co A/S	3,540	275,098
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	13,617	195,737
TOTAL CONSUMER STAPLES		1,467,143

Financials - 0.6%
Banks - 0.5%
Jyske Bank A/S	12,901	934,400
Ringkjoebing Landbobank A/S	7,644	1,248,621
Spar Nord Bank A/S	20,101	581,236
Sydbank AS	15,689	833,600
		3,597,857
Insurance - 0.1%
Alm Brand A/S	242,613	506,252
TOTAL FINANCIALS		4,104,109

Health Care - 0.4%
Biotechnology - 0.1%
Bavarian Nordic A/S (c)	22,678	622,807
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	54,106	1,013,552
Life Sciences Tools & Services - 0.0%
Chemometec A/S	4,447	346,200
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B (c)	37,832	856,220
H Lundbeck A/S Series A	12,483	62,386
H Lundbeck A/S Series B	79,738	488,629
		1,407,235
TOTAL HEALTH CARE		3,389,794

Industrials - 0.5%
Commercial Services & Supplies - 0.1%
ISS A/S	42,739	808,044
Construction & Engineering - 0.1%
Cadeler A/S (c)	60,104	319,671
Per Aarsleff Holding A/S Series B	4,934	317,922
		637,593
Electrical Equipment - 0.2%
NKT A/S (c)	15,428	1,035,068
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (c)	2,864	94,759
Machinery - 0.1%
FLSmidth & Co A/S	12,454	648,557
Nilfisk Holding A/S (c)	3,393	53,207
		701,764
Marine Transportation - 0.0%
D/S Norden A/S	5,929	168,804
Dfds A/S	9,316	138,705
		307,509
Transportation Infrastructure - 0.0%
Svitzer Group A/S	4,012	118,241
TOTAL INDUSTRIALS		3,702,978

Information Technology - 0.1%
IT Services - 0.1%
Netcompany Group A/S (c)(d)(e)	12,835	524,584
Software - 0.0%
cBrain A/S	3,079	82,782
TOTAL INFORMATION TECHNOLOGY		607,366

Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV	13,386	163,029
TOTAL DENMARK		14,532,388
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	14,499	828,152
FINLAND - 1.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Nokian Renkaat Oyj	33,825	281,984
Broadline Retail - 0.2%
Puuilo Oyj	21,518	228,362
Tokmanni Group Corp	13,771	199,576
		427,938
Household Durables - 0.0%
YIT Oyj (c)	39,403	103,663
Leisure Products - 0.0%
Harvia Oyj (e)	4,762	234,408
Specialty Retail - 0.0%
Musti Group Oyj (c)	1,878	39,938
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	9,239	122,874
TOTAL CONSUMER DISCRETIONARY		1,210,805

Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	130,185	643,262
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	6,034	193,674
Industrials - 0.4%
Electrical Equipment - 0.0%
Kempower Oyj (b)(c)	5,694	63,559
Machinery - 0.4%
Cargotec Oyj B Shares	11,137	554,569
Kalmar Oyj B Shares	11,089	374,504
Konecranes Oyj A Shares	19,302	1,167,394
Valmet Oyj (b)	42,389	1,158,724
		3,255,191
Passenger Airlines - 0.0%
Finnair Oyj (c)	25,972	66,873
TOTAL INDUSTRIALS		3,385,623

Information Technology - 0.1%
IT Services - 0.1%
TietoEVRY Oyj	30,929	596,153
Software - 0.0%
QT Group Oyj (c)	5,458	446,459
TOTAL INFORMATION TECHNOLOGY		1,042,612

Materials - 0.3%
Chemicals - 0.1%
Kemira Oyj	33,419	737,754
Containers & Packaging - 0.2%
Huhtamaki Oyj	27,906	1,032,925
Metsa Board Oyj B Shares	45,947	229,556
		1,262,481
Metals & Mining - 0.0%
Outokumpu Oyj A Shares (b)	104,186	333,651
TOTAL MATERIALS		2,333,886

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj	26,089	92,399
Kojamo Oyj (c)	38,939	405,165
		497,564
TOTAL FINLAND		9,307,426
FRANCE - 3.4%
Communication Services - 0.3%
Entertainment - 0.1%
Ubisoft Entertainment SA (c)	28,383	327,493
Vivendi SE	206,753	584,386
		911,879
Media - 0.2%
Canal+ SA	206,753	471,049
Eutelsat Communications SACA (b)(c)	33,607	60,314
IPSOS SA	9,871	469,205
JCDecaux SE (c)	18,266	306,408
Louis Hachette Group	206,753	276,515
Metropole Television SA	7,199	92,606
Television Francaise 1 SA	11,718	92,509
		1,768,606
TOTAL COMMUNICATION SERVICES		2,680,485

Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Forvia SE	45,694	480,429
Opmobility	17,216	195,566
Valeo SE	63,692	715,252
		1,391,247
Automobiles - 0.0%
Trigano SA	2,499	342,983
Hotels, Restaurants & Leisure - 0.0%
Cie des Alpes	5,589	94,856
Elior Group SA (c)(d)(e)	32,589	88,577
Pierre Et Vacances SA (c)	39,563	65,832
		249,265
Household Durables - 0.0%
Kaufman & Broad SA	3,646	125,574
Leisure Products - 0.0%
Beneteau SACA (b)	10,510	100,307
Specialty Retail - 0.0%
Fnac Darty SA	3,321	101,634
TOTAL CONSUMER DISCRETIONARY		2,311,010

Consumer Staples - 0.1%
Beverages - 0.1%
Remy Cointreau SA	6,717	384,994
Consumer Staples Distribution & Retail - 0.0%
Casino Guichard Perrachon SA (b)(c)	39,139	39,242
Personal Care Products - 0.0%
Interparfums SA	6,490	296,240
TOTAL CONSUMER STAPLES		720,476

Energy - 0.5%
Energy Equipment & Services - 0.3%
Technip Energies NV	44,353	1,264,405
Vallourec SACA (c)	46,321	883,702
		2,148,107
Oil, Gas & Consumable Fuels - 0.2%
Esso SA Francaise	724	84,271
Etablissements Maurel et Prom SA	17,206	110,578
Gaztransport Et Technigaz SA	10,104	1,550,271
		1,745,120
TOTAL ENERGY		3,893,227

Financials - 0.5%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	10,450	122,284
Financial Services - 0.3%
Peugeot Invest SA	1,416	110,171
Pluxee France SA	25,244	587,269
Wendel SE	7,001	692,512
Worldline SA/France (c)(d)(e)	60,745	536,904
		1,926,856
Insurance - 0.2%
Coface SA	29,956	484,480
SCOR SE	43,754	1,119,328
		1,603,808
TOTAL FINANCIALS		3,652,948

Health Care - 0.1%
Biotechnology - 0.0%
Abivax SA (c)	10,036	62,426
Valneva SE (b)(c)	41,335	116,979
		179,405
Health Care Providers & Services - 0.0%
Clariane SE (b)(c)	30,198	67,918
Emeis SA (b)(c)	21,436	141,209
		209,127
Health Care Technology - 0.0%
Equasens	1,479	57,690
Pharmaceuticals - 0.1%
Virbac SACA	1,215	408,384
TOTAL HEALTH CARE		854,606

Industrials - 0.7%
Aerospace & Defense - 0.0%
Exosens SAS	5,718	135,751
LISI SA	4,570	129,901
		265,652
Air Freight & Logistics - 0.1%
ID Logistics Group SACA (c)	943	395,709
Commercial Services & Supplies - 0.5%
Derichebourg SA	27,761	155,372
Elis SA	50,740	1,039,068
Seche Environnement SACA	705	62,459
Societe BIC SA	6,722	443,508
SPIE SA	40,712	1,359,955
		3,060,362
Electrical Equipment - 0.1%
Mersen SA	6,190	140,310
Nexans SA	8,801	859,604
		999,914
Machinery - 0.0%
Manitou BF SA	2,797	62,819
Passenger Airlines - 0.0%
Air France-KLM (b)(c)	33,809	280,588
Professional Services - 0.0%
Assystem SA (b)(c)	1,750	70,349
TOTAL INDUSTRIALS		5,135,393

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	1,834	315,640
IT Services - 0.3%
Alten SA	8,661	801,905
Aubay	2,050	98,677
Exclusive Networks SA	3,906	76,584
Sopra Steria Group	4,438	826,876
Wavestone (b)	2,182	111,030
		1,915,072
Semiconductors & Semiconductor Equipment - 0.1%
SOITEC (c)	7,710	678,260
Software - 0.0%
Planisware SA (c)	4,916	148,635
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	7,764	146,912
TOTAL INFORMATION TECHNOLOGY		3,204,519

Materials - 0.2%
Construction Materials - 0.1%
Imerys SA	9,694	268,510
Vicat SACA	5,131	214,513
		483,023
Containers & Packaging - 0.1%
Verallia SA (d)(e)	20,886	645,681
Metals & Mining - 0.0%
Eramet SA (b)	2,469	138,440
TOTAL MATERIALS		1,267,144

Real Estate - 0.1%
Diversified REITs - 0.0%
ICADE	9,755	229,923
Real Estate Management & Development - 0.0%
Nexity SA (c)	10,353	139,192
Residential REITs - 0.0%
Altarea SCA (c)	1,583	165,534
Retail REITs - 0.1%
Carmila SA	16,313	282,616
Mercialys SA	26,825	294,145
		576,761
TOTAL REAL ESTATE		1,111,410

Utilities - 0.2%
Gas Utilities - 0.1%
Rubis SCA	22,546	591,279
Independent Power and Renewable Electricity Producers - 0.1%
Neoen SA (d)(e)	19,666	811,573
Voltalia SA (b)(c)	11,135	82,477
		894,050
TOTAL UTILITIES		1,485,329

TOTAL FRANCE		26,316,547
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Georgia Group PLC	10,258	604,784
TBC Bank Group PLC	12,134	502,501

TOTAL GEORGIA		1,107,285
GERMANY - 3.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
United Internet AG	24,621	414,033
Media - 0.1%
ProSiebenSat.1 Media SE	40,011	230,989
Stroeer SE & Co KGaA	9,616	569,110
		800,099
Wireless Telecommunication Services - 0.2%
1&1 AG	10,119	128,279
Freenet AG	33,905	1,046,046
		1,174,325
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
SAF-Holland SE	12,961	222,930
Schaeffler AG (b)(c)	53,741	239,506
		462,436
Hotels, Restaurants & Leisure - 0.1%
TUI AG (c)	131,137	1,115,813
Specialty Retail - 0.2%
About You Holding SE (b)(c)	13,577	92,959
Auto1 Group SE (c)(d)(e)	31,121	606,957
CECONOMY AG (c)	42,328	131,294
Douglas AG	9,334	199,472
Fielmann Group AG	7,160	325,337
Hornbach Holding AG & Co KGaA	2,935	225,617
		1,581,636
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	14,069	660,140
TOTAL CONSUMER DISCRETIONARY		3,820,025

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)(c)	44,970	496,843
METRO AG	25,321	101,132
		597,975
Food Products - 0.0%
Suedzucker AG (b)	17,386	191,364
TOTAL CONSUMER STAPLES		789,339

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Verbio SE (b)	6,291	60,302
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO AG	23,820	404,640
Mutares SE & Co KGaA (b)	3,996	110,684
		515,324
Financial Services - 0.1%
Deutsche Pfandbriefbank AG (b)(c)(d)(e)	39,296	223,396
GRENKE AG (b)	7,954	139,120
Hypoport SE (c)	1,180	262,454
		624,970
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,672	85,135
TOTAL FINANCIALS		1,225,429

Health Care - 0.3%
Biotechnology - 0.0%
CureVac NV (Germany) (c)	28,384	108,183
Formycon AG (c)	2,228	123,887
		232,070
Health Care Equipment & Supplies - 0.0%
Eckert & Ziegler SE	4,186	236,887
STRATEC SE	2,228	82,052
		318,939
Health Care Technology - 0.0%
CompuGroup Medical SE & Co KgaA	7,794	178,285
Life Sciences Tools & Services - 0.3%
Evotec SE (b)(c)	42,976	385,646
Gerresheimer AG	9,946	700,591
Schott Pharma AG & Co KGaA	10,761	263,234
		1,349,471
Pharmaceuticals - 0.0%
Dermapharm Holding SE	5,326	219,626
TOTAL HEALTH CARE		2,298,391

Industrials - 0.9%
Aerospace & Defense - 0.1%
Hensoldt AG	18,293	735,935
Montana Aerospace Ag (c)(d)(e)	7,965	142,202
		878,137
Commercial Services & Supplies - 0.1%
Bilfinger SE	8,051	415,100
Cewe Stiftung & Co KGAA	1,462	155,005
Takkt AG	6,467	54,811
		624,916
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(d)(e)	7,230	67,129
Electrical Equipment - 0.1%
Energiekontor AG	2,047	94,711
Nordex SE (c)	34,085	395,676
PNE AG (b)	8,664	109,115
SGL Carbon SE (c)	17,184	67,384
		666,886
Ground Transportation - 0.0%
Sixt SE	4,162	338,936
Industrial Conglomerates - 0.0%
MBB SE	519	55,133
Machinery - 0.5%
Deutz AG	37,146	180,345
Duerr AG	14,863	368,511
JOST Werke SE (d)(e)	3,379	163,000
KION Group AG	20,786	778,223
Krones AG	4,064	556,511
Norma Group SE	8,503	146,252
Pfeiffer Vacuum Technology AG	959	154,403
RENK GmbH	17,064	434,766
Stabilus SE	7,076	234,534
Vossloh AG	2,444	120,305
Wacker Neuson SE	9,099	154,805
		3,291,655
Professional Services - 0.0%
Amadeus Fire AG	1,535	125,482
Trading Companies & Distributors - 0.0%
BayWa AG (b)(c)	4,426	41,415
Kloeckner & Co SE	16,197	82,754
		124,169
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide (c)	10,519	627,464
Hamburger Hafen und Logistik AG Class A (b)	6,200	122,334
		749,798
TOTAL INDUSTRIALS		6,922,241

Information Technology - 0.5%
Communications Equipment - 0.0%
Adtran Networks SE	5,190	107,951
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	14,692	331,045
Softwareone Holding AG	33,819	221,313
		552,358
IT Services - 0.1%
Adesso SE	1,016	100,868
CANCOM SE	8,539	224,294
GFT Technologies SE	4,818	113,709
IONOS Group SE (c)	7,891	202,197
Nagarro SE (c)	2,009	176,318
Secunet Security Network Ag (b)	451	59,419
		876,805
Semiconductors & Semiconductor Equipment - 0.2%
AIXTRON SE	32,355	453,633
Elmos Semiconductor SE	1,985	146,206
Siltronic AG	4,715	216,686
SMA Solar Technology AG (b)	4,583	64,517
SUSS MicroTec SE	5,196	235,018
		1,116,060
Software - 0.1%
Atoss Software SE	2,763	331,348
Northern Data AG (b)(c)	3,564	165,824
TeamViewer SE (c)(d)(e)	44,059	524,029
		1,021,201
TOTAL INFORMATION TECHNOLOGY		3,674,375

Materials - 0.4%
Chemicals - 0.2%
K+S AG (b)	49,032	682,365
LANXESS AG	24,914	678,710
Wacker Chemie AG	5,217	359,364
		1,720,439
Metals & Mining - 0.2%
Aurubis AG (b)	8,969	705,742
Salzgitter AG (b)	6,828	126,721
thyssenkrupp AG	142,185	708,456
		1,540,919
TOTAL MATERIALS		3,261,358

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aroundtown SA (b)(c)	221,524	659,552
Grand City Properties SA (c)	20,138	232,728
Patrizia SE (b)	11,679	97,774
Sirius Real Estate Ltd	432,738	430,046
TAG Immobilien AG (c)	50,467	754,952
		2,175,052
Retail REITs - 0.0%
Hamborner REIT AG	20,435	136,523
TOTAL REAL ESTATE		2,311,575

TOTAL GERMANY		26,751,492
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC (c)	327,614	73,118
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA depository receipt	29,709	794,719
HONG KONG - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	301,500	203,918
PCCW Ltd	1,212,000	704,624
		908,542
Wireless Telecommunication Services - 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd	408,000	48,697
Smartone Telecommunications Hldgs Ltd	92,000	48,054
		96,751
TOTAL COMMUNICATION SERVICES		1,005,293

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	106,535	140,827
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	117,049	119,390
Hotels, Restaurants & Leisure - 0.1%
Cafe de Coral Holdings Ltd	100,000	97,281
Melco International Development Ltd (b)(c)	184,000	102,014
Melco Resorts & Entertainment Ltd ADR (c)	62,717	370,657
Super Hi International Holding Ltd (b)(c)	65,000	155,328
		725,280
Household Durables - 0.0%
Man Wah Holdings Ltd	443,200	268,472
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	92,000	168,842
Textiles, Apparel & Luxury Goods - 0.2%
Stella International Holdings Ltd	163,500	369,726
Viva Goods Company Ltd	1,104,000	83,595
Yue Yuen Industrial Holdings Ltd	232,500	492,935
		946,256
TOTAL CONSUMER DISCRETIONARY		2,369,067

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd (Singapore)	96,800	227,103
Food Products - 0.1%
Vitasoy International Holdings Ltd	214,000	245,807
TOTAL CONSUMER STAPLES		472,910

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	2,184,000	103,708
Financials - 0.1%
Banks - 0.1%
Bank of East Asia Ltd/The	266,581	337,336
Dah Sing Banking Group Ltd	120,400	122,843
Dah Sing Financial Holdings Ltd	54,800	195,516
		655,695
Capital Markets - 0.0%
Guotai Junan International Holdings Ltd (b)	799,000	116,898
TOTAL FINANCIALS		772,593

Health Care - 0.1%
Pharmaceuticals - 0.1%
United Laboratories International Holdings Ltd/The	286,000	423,573
Industrials - 0.1%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(e)	163,000	148,735
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd	168,000	94,220
Industrial Conglomerates - 0.0%
CTF Services Ltd	287,000	270,355
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd	1,497,000	303,554
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (b)(c)	122,000	111,950
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,363,700	215,311
TOTAL INDUSTRIALS		1,144,125

Information Technology - 0.2%
Communications Equipment - 0.0%
VTech Holdings Ltd	47,000	309,437
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(c)	73,000	240,776
PAX Global Technology Ltd	195,000	119,874
		360,650
IT Services - 0.0%
SUNeVision Holdings Ltd	202,000	97,216
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	89,400	815,189
TOTAL INFORMATION TECHNOLOGY		1,582,492

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hang Lung Properties Ltd	554,203	437,422
Hysan Development Co Ltd	179,000	258,212
Kerry Properties Ltd	168,500	330,863
New World Development Co Ltd (b)	401,000	214,603
		1,241,100
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	436,000	223,822
TOTAL REAL ESTATE		1,464,922

TOTAL HONG KONG		9,338,683
INDONESIA - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
First Pacific Co Ltd	668,000	369,497
First Resources Ltd	155,800	165,897
Golden Agri-Resources Ltd	1,841,800	329,715
		865,109
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd	486,712	226,935
TOTAL INDONESIA		1,092,044
IRELAND - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	59,238	290,982
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	181,741	432,696
Glenveagh Properties PLC (c)(d)(e)	164,515	291,159
		723,855
TOTAL CONSUMER DISCRETIONARY		1,014,837

Consumer Staples - 0.3%
Beverages - 0.1%
C&C Group PLC	109,936	198,739
Food Products - 0.2%
Glanbia PLC	56,055	821,099
Greencore Group PLC	128,023	308,265
		1,129,364
TOTAL CONSUMER STAPLES		1,328,103

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	72,293	179,992
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	2,229	161,286
TOTAL HEALTH CARE		341,278

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	151,701	147,145
TOTAL IRELAND		2,831,363
ISRAEL - 3.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	594,383	945,424
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd (c)	31,801	209,672
Partner Communications Co Ltd (c)	39,976	279,326
		488,998
TOTAL COMMUNICATION SERVICES		1,434,422

Consumer Discretionary - 0.2%
Distributors - 0.0%
Tadiran Group Ltd	968	71,398
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (c)	2,125	297,259
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd (c)	21,949	133,060
Danya Cebus Ltd	2,185	75,420
Electra Consumer Products 1970 Ltd (c)	3,785	122,080
		330,560
Specialty Retail - 0.2%
Delek Automotive Systems Ltd (c)	13,690	119,571
Fox Wizel Ltd	2,355	194,961
Retailors Ltd	5,532	108,293
		422,825
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	3,051	173,190
TOTAL CONSUMER DISCRETIONARY		1,295,232

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
M Yochananof & Sons Ltd	1,428	99,779
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,540	190,257
Shufersal Ltd	61,102	633,580
		923,616
Food Products - 0.0%
Strauss Group Ltd	15,014	303,812
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (b)(c)	9,066	432,630
TOTAL CONSUMER STAPLES		1,660,058

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Delek Group Ltd	2,630	383,044
Energean PLC	44,940	516,257
Equital Ltd (c)	6,856	275,742
Oil Refineries Ltd	711,359	209,755
Paz Retail And Energy Ltd	2,628	378,052
		1,762,850
Financials - 0.6%
Banks - 0.1%
FIBI Holdings Ltd	5,122	289,892
First International Bank of Israel Ltd	15,741	836,787
		1,126,679
Capital Markets - 0.1%
Plus500 Ltd	21,236	745,154
Tel Aviv Stock Exchange Ltd	26,753	303,727
		1,048,881
Consumer Finance - 0.0%
Isracard Ltd	55,414	255,394
Insurance - 0.4%
Clal Insurance Enterprises Holdings Ltd	18,265	478,334
Harel Insurance Investments & Financial Services Ltd	29,247	464,303
Menora Mivtachim Holdings Ltd	6,346	295,138
Migdal Insurance & Financial Holdings Ltd	119,894	246,564
Phoenix Financial Ltd	60,901	1,029,116
		2,513,455
TOTAL FINANCIALS		4,944,409

Industrials - 0.4%
Construction & Engineering - 0.2%
Ashtrom Group Ltd (c)	11,924	205,860
Elco Ltd	2,692	120,835
Electra Ltd/Israel	599	336,507
Kvutzat Acro Ltd	7,998	142,506
Shapir Engineering and Industry Ltd (c)	40,854	303,274
Shikun & Binui Ltd (c)	95,907	317,644
		1,426,626
Machinery - 0.1%
Kornit Digital Ltd (c)	13,631	395,844
Nano Dimension Ltd ADR (b)(c)	53,031	122,502
		518,346
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd (b)	29,428	523,818
Passenger Airlines - 0.0%
El Al Israel Airlines (c)	64,347	161,609
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	1,459	169,433
Hilan Ltd	4,645	291,327
		460,760
TOTAL INDUSTRIALS		3,091,159

Information Technology - 0.9%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	4,288	143,176
Electronic Equipment, Instruments & Components - 0.1%
Nayax Ltd (c)	3,051	115,972
Next Vision Stabilized Systems Ltd	16,084	298,942
		414,914
IT Services - 0.1%
Formula Systems 1985 Ltd	2,824	260,071
Matrix IT Ltd	10,173	250,607
One Software Technologies Ltd	13,305	242,085
		752,763
Semiconductors & Semiconductor Equipment - 0.5%
Camtek Ltd/Israel (Israel)	8,472	749,194
Nova Ltd (Israel) (c)	8,341	2,007,911
Tower Semiconductor Ltd (c)	31,813	1,493,777
		4,250,882
Software - 0.2%
Cellebrite DI Ltd (c)	21,703	521,740
Magic Software Enterprises Ltd (Israel)	7,646	100,162
Radware Ltd (c)	10,146	225,749
Sapiens International Corp NV (Israel)	9,562	258,165
SimilarWeb Ltd (c)	11,477	186,042
		1,291,858
TOTAL INFORMATION TECHNOLOGY		6,853,593

Materials - 0.0%
Chemicals - 0.0%
Israel Corp Ltd Class A1	1,080	317,308
Real Estate - 0.7%
Diversified REITs - 0.1%
Reit 1 Ltd	56,049	298,425
Sella Capital Real Estate Ltd	62,921	165,378
		463,803
Real Estate Management & Development - 0.6%
Africa Israel Residences Ltd	1,799	135,406
Airport City Ltd (c)	16,585	280,442
Alony Hetz Properties & Investments Ltd	46,022	415,470
Amot Investments Ltd	68,236	399,739
Aura Investments Ltd	44,321	290,485
Big Shopping Centers Ltd (c)	4,571	715,309
Blue Square Real Estate Ltd	1,563	141,845
Electra Real Estate Ltd	8,488	107,823
G City Ltd	25,947	97,322
Israel Canada T.R Ltd	45,785	201,291
Isras Holdings Ltd	1,100	126,052
Isras Investment Co Ltd	360	85,948
Mega Or Holdings Ltd	6,756	220,926
Melisron Ltd	7,471	707,865
Mivne Real Estate Kd Ltd	171,133	513,700
Prashkovsky Investments and Construction Ltd	2,104	60,157
Summit Real Estate Holdings Ltd	11,981	194,019
YH Dimri Construction & Development Ltd	2,700	267,819
		4,961,618
TOTAL REAL ESTATE		5,425,421

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energix-Renewable Energies Ltd	78,738	257,039
Enlight Renewable Energy Ltd (c)	34,205	553,624
OPC Energy Ltd (c)	37,086	318,526
OY Nofar Energy Ltd (c)	5,510	135,351
		1,264,540
TOTAL ISRAEL		28,048,992
ITALY - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (d)(e)	26,926	160,336
Entertainment - 0.0%
Juventus Football Club SpA (c)	42,684	108,929
Media - 0.1%
Arnoldo Mondadori Editore SpA	36,431	83,146
MFE-MediaForEurope NV Class A (b)	49,001	159,821
MFE-MediaForEurope NV Class B (b)	15,642	69,419
		312,386
TOTAL COMMUNICATION SERVICES		581,651

Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Brembo NV	42,829	418,360
CIR SpA-Compagnie Industriali (c)	176,793	109,860
Pirelli & C SpA (d)(e)	114,171	689,800
		1,218,020
Automobiles - 0.0%
Piaggio & C SpA (b)	44,945	100,805
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	36,154	554,341
Household Durables - 0.1%
De' Longhi SpA	21,771	769,705
Leisure Products - 0.1%
Ferretti SpA (b)	43,202	132,661
Sanlorenzo SpA/Ameglia	4,496	166,510
Technogym SpA (d)(e)	34,741	405,093
		704,264
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA	9,762	1,261,837
OVS SpA (d)(e)	44,893	161,232
Safilo Group SpA (b)(c)	58,604	65,416
Salvatore Ferragamo SpA (b)	19,089	152,780
		1,641,265
TOTAL CONSUMER DISCRETIONARY		4,988,400

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	9,349	97,762
Personal Care Products - 0.0%
Intercos SpA	14,041	207,422
Pharmanutra SpA	959	50,639
		258,061
TOTAL CONSUMER STAPLES		355,823

Energy - 0.1%
Energy Equipment & Services - 0.1%
Saipem SpA (c)	373,598	918,155
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	13,919	57,325
TOTAL ENERGY		975,480

Financials - 0.9%
Banks - 0.5%
Banca Monte dei Paschi di Siena SpA	307,137	1,979,929
Banca Popolare di Sondrio SPA	104,317	966,932
Credito Emiliano SpA	24,434	287,444
		3,234,305
Capital Markets - 0.3%
Anima Holding SpA (d)(e)	50,256	346,180
Azimut Holding SpA	33,461	878,572
Banca Generali SpA	16,637	836,037
Tamburi Investment Partners SpA	28,961	255,075
		2,315,864
Financial Services - 0.1%
Banca IFIS SpA	6,856	150,783
BFF Bank SpA (d)(e)	51,522	443,092
		593,875
TOTAL FINANCIALS		6,144,044

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
El.En. SpA	13,625	154,066
Industrials - 0.5%
Building Products - 0.1%
Ariston Holding NV (b)	23,170	83,022
Carel Industries SpA (b)(d)(e)	14,516	290,637
LU-VE SpA	2,286	68,181
		441,840
Commercial Services & Supplies - 0.0%
Fila SpA Class A	9,435	93,181
Construction & Engineering - 0.1%
Maire SpA	42,238	416,925
Webuild SpA	145,220	443,819
Webuild SpA warrants 8/2/2030 (c)	6,588	20,134
		880,878
Electrical Equipment - 0.0%
Cembre SpA (c)	1,659	69,702
Machinery - 0.3%
Danieli & C Officine Meccaniche SpA	3,180	83,298
Fincantieri SpA (c)	27,540	214,504
GVS SpA (c)(d)(e)	19,754	100,312
Industrie De Nora SpA (b)	9,275	69,085
Interpump Group SpA	21,907	1,039,048
Iveco Group NV	50,309	616,892
		2,123,139
Professional Services - 0.0%
Tinexta Spa	5,952	49,983
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	78,055	280,009
TOTAL INDUSTRIALS		3,938,732

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	2,203	156,321
IT Services - 0.2%
Reply SpA	6,450	1,067,920
Wiit SpA	3,321	63,392
		1,131,312
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (c)	46,787	296,560
TOTAL INFORMATION TECHNOLOGY		1,584,193

Materials - 0.2%
Chemicals - 0.1%
SOL SpA	11,737	478,515
Construction Materials - 0.1%
Buzzi SpA	24,864	1,021,955
Containers & Packaging - 0.0%
Zignago Vetro Spa (b)	9,044	98,514
TOTAL MATERIALS		1,598,984

Real Estate - 0.0%
Diversified REITs - 0.0%
Stoneweg European Real Estate Investment Trust (e)	87,090	140,908
Utilities - 0.5%
Gas Utilities - 0.1%
Ascopiave SpA	20,485	59,716
Italgas SpA	127,804	763,683
		823,399
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	14,991	304,502
Multi-Utilities - 0.4%
A2A SpA	449,851	1,066,353
ACEA SpA	12,260	234,784
Hera SpA	235,552	864,063
Iren SpA	167,145	362,398
		2,527,598
TOTAL UTILITIES		3,655,499

TOTAL ITALY		24,117,780
JAPAN - 36.0%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	31,400	586,420
U-Next Holdings Co Ltd	18,000	215,667
		802,087
Entertainment - 0.5%
Anycolor Inc (b)	7,700	157,443
Avex Inc	8,000	74,324
COLOPL Inc	19,900	63,208
Cover Corp (b)(c)	8,900	159,247
Daiichikosho Co Ltd	20,700	240,978
DeNA Co Ltd	20,900	366,919
GREE Holdings Inc	19,800	59,117
GungHo Online Entertainment Inc	11,900	249,553
Koei Tecmo Holdings Co Ltd	28,800	359,467
MIXI Inc	10,500	217,728
Shochiku Co Ltd	2,400	189,291
Square Enix Holdings Co Ltd	22,900	928,207
Toei Animation Co Ltd	18,200	372,394
Toei Co Ltd	9,600	352,057
		3,789,933
Interactive Media & Services - 0.1%
Bengo4.com Inc (b)(c)	2,200	39,119
Kakaku.com Inc	37,200	582,572
Zigexn Co Ltd	14,000	41,711
		663,402
Media - 0.4%
CyberAgent Inc	123,900	922,470
Fuji Media Holdings Inc	13,800	194,647
Hakuhodo DY Holdings Inc (b)	61,900	459,567
Kadokawa Corp	24,400	516,254
Nippon Television Holdings Inc	15,000	276,902
Septeni Holdings Co Ltd	21,000	53,833
SKY Perfect JSAT Holdings Inc	47,000	281,595
TBS Holdings Inc	9,700	263,904
TV Asahi Holdings Corp	6,000	94,855
		3,064,027
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	6,300	172,985
TOTAL COMMUNICATION SERVICES		8,492,434

Consumer Discretionary - 6.2%
Automobile Components - 1.3%
Aisan Industry Co Ltd	8,900	109,360
Eagle Industry Co Ltd	5,600	74,668
Exedy Corp	8,300	256,743
FCC Co Ltd	9,600	191,649
G-Tekt Corp	6,400	70,621
JTEKT Corp	58,800	462,219
Koito Manufacturing Co Ltd	57,800	760,051
KYB Corp	10,000	188,966
Musashi Seimitsu Industry Co Ltd	12,100	237,590
NHK Spring Co Ltd	56,200	716,298
Nifco Inc/Japan	22,900	547,276
Nippon Seiki Co Ltd	12,300	88,379
Niterra Co Ltd	42,900	1,414,940
NOK Corp	24,700	373,723
Pacific Industrial Co Ltd	11,700	114,563
Piolax Inc	7,000	105,392
Seiren Co Ltd	14,100	243,519
Shoei Co Ltd	13,700	190,002
Stanley Electric Co Ltd	36,000	600,514
Sumitomo Riko Co Ltd	10,200	118,718
Sumitomo Rubber Industries Ltd	49,300	574,695
Tokai Rika Co Ltd	15,100	221,834
Topre Corp	10,000	122,175
Toyo Tire Corp	30,800	506,271
Toyoda Gosei Co Ltd	16,400	293,104
Toyota Boshoku Corp	24,200	321,213
TS Tech Co Ltd	23,700	268,606
Yokohama Rubber Co Ltd/The	36,600	824,010
		9,997,099
Automobiles - 0.2%
Mazda Motor Corp	173,000	1,182,868
Mitsubishi Motors Corp	193,200	573,059
Nissan Shatai Co Ltd	19,100	126,658
		1,882,585
Broadline Retail - 0.8%
ASKUL Corp	11,000	120,586
Belluna Co Ltd	12,100	68,406
Isetan Mitsukoshi Holdings Ltd	95,400	1,648,641
Izumi Co Ltd	9,200	185,039
J Front Retailing Co Ltd	70,000	980,775
Mercari Inc (c)	32,700	394,848
Ryohin Keikaku Co Ltd	72,600	1,923,672
Seria Co Ltd	13,000	223,155
Takashimaya Co Ltd	80,300	681,738
		6,226,860
Distributors - 0.1%
Arata Corp	8,000	163,056
Central Automotive Products Ltd	3,100	91,803
Doshisha Co Ltd	7,000	95,909
PALTAC Corp	8,100	226,343
		577,111
Hotels, Restaurants & Leisure - 1.0%
Atom Corp (b)(c)	32,600	137,813
Colowide Co Ltd (b)	25,800	283,835
Create Restaurants Holdings Inc	33,810	294,955
Curves Holdings Co Ltd	14,200	67,290
Doutor Nichires Holdings Co Ltd	8,200	124,694
Food & Life Cos Ltd	31,500	704,670
Fuji Kyuko Co Ltd	6,200	92,483
Fujita Kanko Inc	2,100	134,156
GENDA INC (b)(c)	7,600	140,721
Heiwa Corp	15,600	234,452
Hiday Hidaka Corp	7,500	143,618
HIS Co Ltd (c)	14,900	146,713
Ichibanya Co Ltd	20,000	127,956
Imperial Hotel Ltd (c)	11,500	67,708
Kappa Create Co Ltd (b)	7,100	66,775
KOMEDA Holdings Co Ltd	12,700	225,933
Koshidaka Holdings Co Ltd	14,200	97,424
Kura Sushi Inc (b)	5,900	104,564
Kyoritsu Maintenance Co Ltd	18,100	358,158
Matsuyafoods Holdings Co Ltd	2,400	94,041
Monogatari Corp/The	9,200	198,371
MOS Food Services Inc	7,200	162,898
Ohsho Food Service Corp	9,900	184,322
Resorttrust Inc	23,300	488,407
Round One Corp	58,400	492,880
Royal Holdings Co Ltd	8,500	141,174
Saizeriya Co Ltd	9,100	272,113
Skylark Holdings Co Ltd	65,400	1,034,731
Tokyotokeiba Co Ltd	4,200	121,149
Toridoll Holdings Corp	13,800	334,765
Yoshinoya Holdings Co Ltd (b)	18,800	356,487
		7,435,256
Household Durables - 1.0%
Casio Computer Co Ltd	54,500	453,109
Chofu Seisakusho Co Ltd	4,900	60,960
ES-Con Japan Ltd	11,000	71,398
Fujitsu General Ltd	17,200	305,171
Haseko Corp	68,400	897,820
Iida Group Holdings Co Ltd	44,400	672,525
JVCKenwood Corp	42,100	487,848
Nagawa Co Ltd	2,400	100,265
Nikon Corp	80,900	866,722
Open House Group Co Ltd	22,400	732,782
Pressance Corp	7,000	107,540
Rinnai Corp	27,400	603,975
Sangetsu Corp	12,800	237,900
Sharp Corp/Japan (b)(c)	74,200	445,624
Sumitomo Forestry Co Ltd	44,400	1,517,846
Tama Home Co Ltd (b)	4,100	86,796
Tamron Co Ltd	9,800	286,688
Token Corp	1,500	120,016
Zojirushi Corp	10,200	110,638
		8,165,623
Leisure Products - 0.5%
Mizuno Corp	4,900	273,640
Roland Corp	4,000	101,861
Sankyo Co Ltd	52,400	702,626
Sega Sammy Holdings Inc	45,100	872,910
Tomy Co Ltd	24,300	748,833
Tsuburaya Fields Holdings Inc	10,300	123,370
Universal Entertainment Corp	7,000	51,150
Yamaha Corp	109,400	773,714
Yonex Co Ltd	17,200	231,410
		3,879,514
Specialty Retail - 1.1%
ABC-Mart Inc	28,200	588,588
Adastria Co Ltd	6,900	147,463
Alpen Co Ltd	4,400	60,435
AOKI Holdings Inc	9,700	82,081
Aoyama Trading Co Ltd	11,400	160,551
ARCLANDS CORP	13,880	153,722
Autobacs Seven Co Ltd	18,500	177,372
Bic Camera Inc	27,000	290,591
DCM Holdings Co Ltd	27,600	251,928
EDION Corp	20,500	242,046
IDOM Inc	15,300	113,673
JINS Holdings Inc	3,400	155,075
Joshin Denki Co Ltd	4,700	71,577
Joyful Honda Co Ltd	15,900	191,746
K's Holdings Corp	40,800	374,898
Kohnan Shoji Co Ltd	5,400	125,536
Komeri Co Ltd	7,900	154,686
Nafco Co Ltd	3,500	42,859
Nextage Co Ltd (b)	12,900	124,518
Nishimatsuya Chain Co Ltd	10,800	161,850
Nojima Corp	17,600	264,540
PAL GROUP Holdings Co Ltd	11,800	260,330
Sanrio Co Ltd	51,200	1,910,545
Shimamura Co Ltd	12,700	722,642
T-Gaia Corp	4,800	82,108
USS Co Ltd	117,600	1,054,436
Workman Co Ltd	5,800	162,356
Yamada Holdings Co Ltd	152,100	446,597
Yellow Hat Ltd	10,900	192,260
		8,767,009
Textiles, Apparel & Luxury Goods - 0.2%
Goldwin Inc	6,100	321,758
Gunze Ltd	4,200	142,626
Japan Wool Textile Co Ltd/The	12,900	110,380
Onward Holdings Co Ltd	28,900	115,739
Seiko Group Corp	7,900	270,311
Wacoal Holdings Corp	11,200	390,816
		1,351,630
TOTAL CONSUMER DISCRETIONARY		48,282,687

Consumer Staples - 2.9%
Beverages - 0.3%
Coca-Cola Bottlers Japan Holdings Inc	38,500	599,031
Ito En Ltd	15,000	330,985
Sapporo Holdings Ltd	18,100	839,634
Takara Holdings Inc	41,600	365,904
		2,135,554
Consumer Staples Distribution & Retail - 0.8%
Aeon Hokkaido Corp	11,800	67,974
Ain Holdings Inc	7,600	229,322
Arcs Co Ltd	10,800	187,669
Axial Retailing Inc	17,100	98,138
Belc Co Ltd	3,000	121,471
Cosmos Pharmaceutical Corp	11,600	542,908
Create SD Holdings Co Ltd	7,600	138,553
Daikokutenbussan Co Ltd	1,900	92,353
Fuji Co Ltd/Ehime (b)	8,700	119,910
G-7 Holdings Inc	5,700	53,611
Genky DrugStores Co Ltd	4,400	88,920
H2o Retailing Corp	25,000	372,470
Halows Co Ltd	2,700	66,260
Heiwado Co Ltd	7,800	118,213
Itochu-Shokuhin Co Ltd	1,600	76,086
Kato Sangyo Co Ltd	6,100	172,272
Kusuri no Aoki Holdings Co Ltd	13,600	289,754
Life Corp	6,300	146,165
Maxvalu Tokai Co Ltd	2,800	58,944
Mitsubishi Shokuhin Co Ltd	4,900	157,072
San-A Co Ltd	11,200	213,159
Shoei Foods Corp	2,900	76,678
Sugi Holdings Co Ltd	29,800	518,235
Sundrug Co Ltd	20,500	554,778
Trial Holdings Inc (c)	10,400	181,594
Tsuruha Holdings Inc	10,600	648,752
United Super Markets Holdings Inc	22,700	113,978
Valor Holdings Co Ltd	9,900	139,151
Welcia Holdings Co Ltd	26,900	387,155
Yaoko Co Ltd	6,000	350,899
		6,382,444
Food Products - 1.4%
Ariake Japan Co Ltd	5,100	170,757
Calbee Inc	22,900	436,691
DyDo Group Holdings Inc	5,600	117,021
Ezaki Glico Co Ltd	13,800	416,075
Fuji Oil Holdings Inc	11,200	243,297
Fujiya Co Ltd	2,900	46,633
House Foods Group Inc	17,000	309,453
Itoham Yonekyu Holdings Inc	7,360	183,032
J-Oil Mills Inc	5,200	68,339
Kagome Co Ltd	21,500	402,805
Kameda Seika Co Ltd	3,800	95,475
Kewpie Corp	28,500	553,826
Kotobuki Spirits Co Ltd	29,400	429,624
Maruha Nichiro Corp	11,500	221,728
Megmilk Snow Brand Co Ltd	15,400	263,879
Mitsui DM Sugar Holdings Co Ltd	4,100	90,809
Morinaga & Co Ltd/Japan	19,800	341,295
Morinaga Milk Industry Co Ltd	21,300	398,468
NH Foods Ltd	25,000	815,984
Nichirei Corp	30,800	782,556
Nippn Corp	13,400	187,419
Nisshin Oillio Group Ltd/The	7,700	247,067
Nisshin Seifun Group Inc	61,200	688,233
Nissui Corp	80,200	441,919
Prima Meat Packers Ltd	7,000	98,887
Riken Vitamin Co Ltd	5,500	83,659
S Foods Inc	5,000	80,813
Sakata Seed Corp	8,100	191,326
Showa Sangyo Co Ltd	5,200	92,666
Toyo Suisan Kaisha Ltd	25,400	1,641,249
Yamazaki Baking Co Ltd	34,900	627,554
		10,768,539
Household Products - 0.1%
Earth Corp	4,200	136,535
Lion Corp	77,400	828,609
Pigeon Corp	33,100	313,674
		1,278,818
Personal Care Products - 0.3%
Kobayashi Pharmaceutical Co Ltd	13,400	499,540
Kose Corp	9,700	428,906
Milbon Co Ltd	8,500	174,715
Noevir Holdings Co Ltd	4,300	128,119
Pola Orbis Holdings Inc	26,700	242,958
Rohto Pharmaceutical Co Ltd	54,300	920,533
		2,394,771
TOTAL CONSUMER STAPLES		22,960,126

Energy - 0.3%
Energy Equipment & Services - 0.0%
Modec Inc	13,700	281,625
Oil, Gas & Consumable Fuels - 0.3%
Cosmo Energy Holdings Co Ltd	17,800	768,557
Itochu Enex Co Ltd	14,900	152,489
Iwatani Corp	53,900	590,230
Japan Petroleum Exploration Co Ltd	40,500	287,200
Mitsuuroko Group Holdings Co Ltd	7,700	89,545
San-Ai Obbli Co Ltd	13,000	150,625
		2,038,646
TOTAL ENERGY		2,320,271

Financials - 3.0%
Banks - 2.0%
77 Bank Ltd/The	17,700	543,066
Aichi Financial Group Inc	9,900	171,550
Aozora Bank Ltd (b)	30,300	467,670
Awa Bank Ltd/The	8,900	161,934
Bank of Nagoya Ltd/The	2,800	129,313
Chugin Financial Group Inc	42,200	463,269
Daishi Hokuetsu Financial Group Inc	20,000	386,458
Fukuoka Financial Group Inc	49,900	1,354,302
Gunma Bank Ltd/The	98,200	705,110
Hachijuni Bank Ltd/The	103,500	677,364
Hirogin Holdings Inc	71,300	566,932
Hokkoku Financial Holdings Inc	5,700	198,626
Hokuhoku Financial Group Inc	28,700	390,366
Hyakugo Bank Ltd/The	59,300	259,950
Iyogin Holdings Inc	67,800	719,127
Juroku Financial Group Inc	8,800	264,233
Keiyo Bank Ltd/The	25,900	135,879
Kiyo Bank Ltd/The	16,300	242,567
Kyoto Financial Group Inc	65,000	977,486
Kyushu Financial Group Inc	92,600	468,413
Mebuki Financial Group Inc	263,200	1,163,743
Musashino Bank Ltd/The	7,300	152,638
Nanto Bank Ltd/The	7,100	161,189
Nishi-Nippon Financial Holdings Inc	33,700	462,409
North Pacific Bank Ltd	73,900	249,770
Ogaki Kyoritsu Bank Ltd/The	10,300	142,248
Rakuten Bank Ltd (c)	27,600	847,221
San-In Godo Bank Ltd/The	40,400	345,326
SBI Sumishin Net Bank Ltd	15,100	460,149
Senshu Ikeda Holdings Inc	64,300	181,853
Seven Bank Ltd	168,100	333,417
Shiga Bank Ltd/The	9,900	294,182
Suruga Bank Ltd	37,600	292,270
Toho Bank Ltd/The	50,800	101,325
Tokyo Kiraboshi Financial Group Inc	7,200	222,658
TOMONY Holdings Inc	46,200	134,132
Yamaguchi Financial Group Inc	50,900	567,243
		15,395,388
Capital Markets - 0.2%
Aizawa Securities Group Co Ltd	4,700	52,711
GMO Financial Holdings Inc	11,900	54,153
Integral Corp	2,500	65,458
JAFCO Group Co ltd	14,700	214,851
M&A Capital Partners Co Ltd	4,000	79,071
M&A Research Institute Holdings Inc (b)(c)	8,300	82,687
Matsui Securities Co Ltd	30,300	159,400
Monex Group Inc	51,300	299,796
Nihon M&A Center Holdings Inc	86,600	337,966
Okasan Securities Group Inc	40,200	166,153
Strike Co Ltd	2,800	57,013
Tokai Tokyo Financial Holdings Inc	60,300	196,820
		1,766,079
Consumer Finance - 0.4%
Acom Co Ltd	134,200	330,939
AEON Financial Service Co Ltd	30,500	246,462
Aiful Corp	90,800	197,645
Credit Saison Co Ltd	42,700	1,006,531
Jaccs Co Ltd	6,100	149,970
Marui Group Co Ltd	47,900	798,155
Orient Corp	14,620	76,947
		2,806,649
Financial Services - 0.4%
eGuarantee Inc	10,100	113,381
Financial Partners Group Co Ltd	17,000	278,115
Fuyo General Lease Co Ltd	4,800	357,747
GMO Payment Gateway Inc	12,100	637,870
Japan Securities Finance Co Ltd	23,000	283,187
Mizuho Leasing Co Ltd	36,600	239,543
Ricoh Leasing Co Ltd	4,000	132,178
Tokyo Century Corp	42,600	412,307
Zenkoku Hosho Co Ltd	14,900	528,619
		2,982,947
Insurance - 0.0%
FP Partner Inc	2,300	32,517
LIFENET INSURANCE CO (b)(c)	17,600	219,803
		252,320
TOTAL FINANCIALS		23,203,383

Health Care - 1.6%
Biotechnology - 0.1%
GNI Group Ltd (c)	13,600	290,732
Peptidream Inc (c)	28,200	387,042
Takara Bio Inc	13,500	89,704
		767,478
Health Care Equipment & Supplies - 0.5%
Asahi Intecc Co Ltd	62,500	1,047,919
Eiken Chemical Co Ltd	8,100	111,284
Fukuda Denshi Co Ltd	4,300	186,148
Hogy Medical Co Ltd	5,200	162,338
Japan Lifeline Co Ltd	14,900	136,575
Mani Inc	21,300	198,159
Menicon Co Ltd	17,600	157,923
Nagaileben Co Ltd	6,000	80,427
Nakanishi Inc	18,600	306,810
Nihon Kohden Corp	46,700	666,613
Nipro Corp	41,800	390,449
Paramount Bed Holdings Co Ltd	11,300	204,075
PHC Holdings Corp (b)	8,900	59,541
		3,708,261
Health Care Providers & Services - 0.5%
Alfresa Holdings Corp	49,700	680,342
Amvis Holdings Inc	11,100	46,798
As One Corp	16,000	261,557
BML Inc	6,500	119,153
H.U. Group Holdings Inc	15,800	258,806
Medipal Holdings Corp	53,300	801,350
Ship Healthcare Holdings Inc	23,400	319,365
Suzuken Co Ltd/Aichi Japan	17,900	558,719
Toho Holdings Co Ltd	15,500	428,510
Tokai Corp/Gifu	5,700	80,775
		3,555,375
Health Care Technology - 0.0%
JMDC Inc	7,400	187,827
Medley Inc (c)	6,500	169,959
		357,786
Pharmaceuticals - 0.5%
Hisamitsu Pharmaceutical Co Inc	14,700	421,460
JCR Pharmaceuticals Co Ltd	23,300	82,540
Kaken Pharmaceutical Co Ltd	8,000	217,281
Kissei Pharmaceutical Co Ltd	8,400	213,915
Kyorin Pharmaceutical Co Ltd	12,600	119,402
Mochida Pharmaceutical Co Ltd	5,800	125,854
Nippon Shinyaku Co Ltd	15,300	370,210
Nxera Pharma Co Ltd (c)	21,800	135,319
Santen Pharmaceutical Co Ltd	94,100	946,912
Sawai Group Holdings Co Ltd	31,900	412,025
Sumitomo Pharma Co Ltd (c)	50,700	198,559
Torii Pharmaceutical Co Ltd	3,700	118,393
Towa Pharmaceutical Co Ltd	7,300	141,328
Tsumura & CO	16,600	488,735
Zeria Pharmaceutical Co Ltd	6,000	86,293
		4,078,226
TOTAL HEALTH CARE		12,467,126

Industrials - 9.5%
Aerospace & Defense - 0.0%
Astroscale Holdings Inc (c)	16,700	64,948
Air Freight & Logistics - 0.4%
AZ-COM MARUWA Holdings Inc	16,100	118,772
Hamakyorex Co Ltd	17,200	150,500
Konoike Transport Co Ltd	8,000	162,811
Mitsui-Soko Holdings Co Ltd	5,400	267,408
NIPPON EXPRESS HOLDINGS INC	59,700	967,622
Sankyu Inc	12,500	446,453
SBS Holdings Inc	4,500	71,528
Senko Group Holdings Co Ltd	33,400	334,867
Yamato Holdings Co Ltd	72,600	869,601
		3,389,562
Building Products - 0.6%
Bunka Shutter Co Ltd	14,500	174,393
Central Glass Co Ltd	5,900	124,820
Lixil Corp	82,400	927,485
Nichias Corp	15,500	507,312
Nichiha Corp	6,700	125,234
Nitto Boseki Co Ltd	6,600	242,594
Noritz Corp	9,300	101,796
Sanwa Holdings Corp	52,600	1,646,275
Sekisui Jushi Corp	6,700	84,727
Shin Nippon Air Technologies Co Ltd	6,200	76,711
Sinko Industries Ltd	14,100	112,587
Takara Standard Co Ltd	10,600	114,534
Takasago Thermal Engineering Co Ltd	12,200	475,167
		4,713,635
Commercial Services & Supplies - 0.6%
Aeon Delight Co Ltd	5,600	147,400
Daiei Kankyo Co Ltd	11,400	207,960
Daiseki Co Ltd	14,080	336,641
Duskin Co Ltd	11,400	273,095
Itoki Corp	10,500	109,150
Japan Elevator Service Holdings Co Ltd	20,700	400,669
Kokuyo Co Ltd	24,500	425,838
Kosaido Holdings Co Ltd	20,300	69,535
Matsuda Sangyo Co Ltd	4,200	84,656
Mitsubishi Pencil Co Ltd	8,700	124,382
Nippon Kanzai Holdings Co Ltd	5,200	89,374
Nippon Parking Development Co Ltd	55,300	75,423
Okamura Corp	15,700	200,709
Park24 Co Ltd	36,600	483,251
Pilot Corp	8,300	235,403
Prestige International Inc	27,600	124,538
Sato Holdings Corp	7,100	100,699
Sohgo Security Services Co Ltd	102,800	690,565
TRE Holdings Corp	12,000	120,690
		4,299,978
Construction & Engineering - 1.3%
Chiyoda Corp (c)	44,900	87,306
Chudenko Corp	7,500	156,138
COMSYS Holdings Corp	32,400	673,246
Dai-Dan Co Ltd	7,800	184,912
EXEO Group Inc	51,800	565,571
Hazama Ando Corp	40,700	304,402
INFRONEER Holdings Inc	55,216	416,243
JGC Holdings Corp	63,600	533,990
Kandenko Co Ltd	29,700	475,355
Kinden Corp	35,000	715,962
Kumagai Gumi Co Ltd	9,400	232,591
Kyudenko Corp	12,300	417,532
MIRAIT ONE corp	22,800	338,600
Nippon Densetsu Kogyo Co Ltd	9,500	125,060
Nippon Road Co Ltd/The	6,100	71,771
Nishimatsu Construction Co Ltd	8,400	272,914
Okumura Corp	8,200	206,278
Penta-Ocean Construction Co Ltd	77,400	326,502
Raito Kogyo Co Ltd	11,000	155,281
Raiznext Corp	6,900	68,916
Sanki Engineering Co Ltd	10,100	203,347
Shimizu Corp	149,400	1,295,340
Shinnihon Corp	7,300	75,252
SHO-BOND Holdings Co Ltd	11,000	356,458
Sumitomo Densetsu Co Ltd	4,600	147,482
Taihei Dengyo Kaisha Ltd	3,400	105,446
Taikisha Ltd	6,800	204,671
Takamatsu Construction Group Co Ltd	4,500	79,469
Toa Corp/Tokyo	13,900	106,182
Toda Corp	59,800	362,001
Toenec Corp	11,000	72,513
Tokyu Construction Co Ltd	22,400	106,408
Totetsu Kogyo Co Ltd	6,600	136,481
Toyo Construction Co Ltd	13,600	122,088
West Holdings Corp	5,800	58,898
Yokogawa Bridge Holdings Corp	9,100	158,059
Yurtec Corp	10,200	114,568
		10,033,233
Electrical Equipment - 0.4%
Daihen Corp	5,100	232,574
Furukawa Electric Co Ltd	19,300	882,517
GS Yuasa Corp	23,200	372,991
Idec Corp/Japan	8,200	134,764
Mabuchi Motor Co Ltd	26,300	361,182
Mirai Industry Co Ltd	2,300	54,320
Nitto Kogyo Corp	6,900	129,111
Sanyo Denki Co Ltd	2,400	145,109
Sinfonia Technology Co Ltd (c)	6,500	291,188
SWCC Corp	8,800	429,097
Toyo Tanso Co Ltd	3,900	99,751
Ushio Inc	21,600	289,601
		3,422,205
Ground Transportation - 1.4%
Fukuyama Transporting Co Ltd	5,200	123,181
Keikyu Corp	62,800	550,548
Keio Corp	29,600	748,816
Keisei Electric Railway Co Ltd (b)	111,600	1,064,348
Kintetsu Group Holdings Co Ltd	52,100	1,123,575
Kyushu Railway Co	40,600	987,270
Maruzen Showa Unyu Co Ltd	3,200	122,762
Nagoya Railroad Co Ltd	53,300	594,714
Nankai Electric Railway Co Ltd	29,500	488,525
Nikkon Holdings Co Ltd	28,800	419,110
Nishi-Nippon Railroad Co Ltd	16,800	242,924
Odakyu Electric Railway Co Ltd	90,000	853,643
Sakai Moving Service Co Ltd	6,500	100,995
Seibu Holdings Inc	65,000	1,401,920
Seino Holdings Co Ltd	29,700	448,343
Sotetsu Holdings Inc	22,400	371,061
Tobu Railway Co Ltd (b)	52,000	894,908
		10,536,643
Industrial Conglomerates - 0.2%
Katakura Industries Co Ltd	5,000	66,506
Keihan Holdings Co Ltd	27,700	596,546
Nisshinbo Holdings Inc	41,700	238,568
Noritsu Koki Co Ltd	5,100	164,914
TOKAI Holdings Corp	27,500	167,379
		1,233,913
Machinery - 3.1%
Aichi Corp	7,500	69,300
Amada Co Ltd	93,100	961,303
CKD Corp	15,800	257,085
Daiwa Industries Ltd	8,700	89,690
DMG Mori Co Ltd	38,900	627,455
Ebara Corp	132,700	2,185,854
Fuji Corp/Aichi	22,500	339,769
Fujitec Co Ltd	18,100	688,995
Fukushima Galilei Co Ltd (b)	6,800	115,923
Furukawa Co Ltd	7,300	92,778
Glory Ltd	11,700	198,884
Harmonic Drive Systems Inc	16,500	473,994
Hino Motors Ltd (c)	83,900	274,392
IHI Corp	40,000	2,393,130
Japan Steel Works Ltd/The	18,200	643,709
Kanadevia Corp	46,300	318,657
Kawasaki Heavy Industries Ltd	43,400	1,960,269
Kitz Corp	17,700	133,492
Kurita Water Industries Ltd	30,000	1,044,873
Kyokuto Kaihatsu Kogyo Co Ltd	8,500	132,267
Makino Milling Machine Co Ltd	6,400	478,109
Max Co Ltd	7,000	178,736
Meidensha Corp	9,800	250,492
METAWATER Co Ltd	7,000	83,218
MISUMI Group Inc	82,000	1,312,458
Mitsubishi Logisnext Co Ltd	9,000	115,271
Mitsuboshi Belting Ltd	6,500	164,574
Mitsui E&S Co Ltd (c)	26,600	269,473
Miura Co Ltd	25,300	609,666
Morita Holdings Corp	8,600	123,372
Nabtesco Corp	31,100	556,106
Nachi-Fujikoshi Corp	3,900	83,228
Namura Shipbuilding Co Ltd	12,700	163,063
NGK Insulators Ltd	67,000	859,767
Nikkiso Co Ltd	12,500	81,669
Nitta Corp	5,200	120,797
Nomura Micro Science Co Ltd (b)	7,400	123,001
Noritake Co Ltd	5,500	136,324
NSK Ltd	107,400	466,203
NTN Corp	131,800	211,115
Obara Group Inc	2,900	70,917
Oiles Corp	5,700	89,602
OKUMA Corp	12,600	284,201
Organo Corp	7,400	366,305
OSG Corp	19,900	220,242
Shibaura Machine Co Ltd	6,400	147,374
Shibuya Corp	4,500	105,784
Shinmaywa Industries Ltd	14,900	129,756
Star Micronics Co Ltd	10,100	126,946
Sumitomo Heavy Industries Ltd	31,900	657,386
Tadano Ltd	28,000	207,484
Takeuchi Manufacturing Co Ltd	9,800	343,037
Takuma Co Ltd	17,800	192,671
THK Co Ltd	33,600	828,781
Tocalo Co Ltd	15,700	181,952
Tsubakimoto Chain Co	20,700	254,340
Tsugami Corp	10,800	115,490
Tsurumi Manufacturing Co Ltd	4,800	104,124
Union Tool Co	2,500	75,665
YAMABIKO Corp	8,900	156,666
		24,047,184
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	145,023
NS United Kaiun Kaisha Ltd	2,700	68,141
		213,164
Professional Services - 0.7%
BayCurrent Inc	37,900	1,616,130
Bell System24 Holdings Inc	9,500	77,309
dip Corp	9,700	144,706
en Japan Inc	8,500	110,056
Funai Soken Holdings Inc	9,800	152,050
Infomart Corp	54,700	114,130
Insource Co Ltd	13,200	90,272
JAC Recruitment Co Ltd	19,700	86,617
MEITEC Group Holdings Inc	20,200	392,230
Nomura Co Ltd	22,000	129,565
Open Up Group Inc	15,700	190,728
Pasona Group Inc	6,400	82,732
Persol Holdings Co Ltd	503,000	766,338
SMS Co Ltd	20,000	214,164
TechnoPro Holdings Inc	30,400	606,802
TKC Corp	7,500	184,110
Transcosmos Inc	6,400	132,342
UT Group CO Ltd	8,100	114,243
Visional Inc (c)	6,800	337,326
		5,541,850
Trading Companies & Distributors - 0.6%
Hanwa Co Ltd	10,300	318,181
Inaba Denki Sangyo Co Ltd	14,600	347,743
Inabata & Co Ltd	12,600	260,542
Japan Pulp & Paper Co Ltd	26,000	108,585
Kanamoto Co Ltd	8,200	165,013
Kanematsu Corp	23,200	388,176
Nagase & Co Ltd	24,800	465,817
Nichiden Corp	3,500	68,689
Nishio Holdings Co Ltd	5,200	142,963
Senshu Electric Co Ltd	3,300	107,011
Sojitz Corp	64,560	1,327,004
Totech Corp	6,900	105,289
Trusco Nakayama Corp	13,500	179,842
Wakita & Co Ltd	8,900	103,434
Yamazen Corp	16,100	138,662
Yuasa Trading Co Ltd	4,400	124,994
		4,351,945
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	18,600	604,088
Kamigumi Co Ltd	24,000	522,877
Mitsubishi Logistics Corp	73,800	527,226
Sumitomo Warehouse Co Ltd/The	13,700	238,729
		1,892,920
TOTAL INDUSTRIALS		73,741,180

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 1.8%
Ai Holdings Corp	9,700	124,173
Alps Alpine Co Ltd	53,200	531,981
Amano Corp	15,300	400,212
Anritsu Corp	38,800	356,590
Azbil Corp	129,900	978,498
Canon Electronics Inc	5,300	86,780
Canon Marketing Japan Inc	14,300	469,633
Citizen Watch Co Ltd	56,300	341,129
Daiwabo Holdings Co Ltd	23,600	459,295
Dexerials Corp	46,800	609,870
Enplas Corp	1,700	58,492
Furuya Metal Co Ltd	4,700	99,619
Hakuto Co Ltd	2,900	83,955
Hamamatsu Photonics KK	85,500	1,055,200
Hioki EE Corp	2,600	129,470
Hirose Electric Co Ltd	8,200	980,180
Horiba Ltd	9,700	607,933
Hosiden Corp	11,300	153,152
Ibiden Co Ltd	34,500	1,011,643
Japan Aviation Electronics Industry Ltd	13,000	235,340
Jeol Ltd	12,700	468,066
Kaga Electronics Co Ltd	10,600	189,822
Macnica Holdings Inc	39,700	465,976
Maruwa Co Ltd/Aichi	2,500	612,102
Maxell Ltd	11,400	146,887
Meiko Electronics Co Ltd	5,400	313,638
Nichicon Corp	13,200	93,104
Nippon Ceramic Co Ltd	4,800	75,183
Nippon Electric Glass Co Ltd	21,400	459,695
Nissha Co Ltd	11,000	114,869
Nohmi Bosai Ltd	6,000	119,237
Oki Electric Industry Co Ltd	24,100	150,681
Restar Corp	6,800	109,571
Riken Keiki Co Ltd	8,800	176,249
Ryoyo Ryosan Holdings Inc	7,992	129,257
Santec Holdings Corp	1,400	55,173
Taiyo Yuden Co Ltd	35,300	493,534
Tokyo Electron Device Ltd	4,900	98,861
Topcon Corp	27,800	520,382
		13,565,432
IT Services - 0.6%
Argo Graphics Inc	4,500	142,624
BIPROGY Inc	21,800	673,593
Change Holdings Inc	9,500	89,353
Dentsu Soken Inc	7,400	292,664
Digital Garage Inc	7,500	192,529
DTS Corp	10,100	275,472
Future Corp	12,300	143,881
GMO internet group Inc	18,800	333,696
Mitsubishi Research Institute Inc	2,300	71,559
NEC Networks & System Integration Corp	10,700	227,847
NS Solutions Corp	18,300	465,493
NSD Co Ltd	17,300	365,271
Sakura Internet Inc (b)	6,700	203,031
SHIFT Inc (c)	54,000	445,385
Simplex Holdings Inc	10,700	199,881
TechMatrix Corp	10,900	176,818
Zuken Inc	4,100	129,098
		4,428,195
Semiconductors & Semiconductor Equipment - 0.8%
Ferrotec Holdings Corp	13,800	228,626
Japan Material Co Ltd	17,900	199,840
Megachips Corp	3,500	131,411
Micronics Japan Co Ltd	8,000	193,704
Mitsui High-Tec Inc	28,000	162,705
Optorun Co Ltd	8,800	102,496
Rohm Co Ltd	98,800	940,944
Rorze Corp	30,700	334,684
RS Technologies Co Ltd	4,100	79,705
Sanken Electric Co Ltd (c)	6,600	259,220
Shibaura Mechatronics Corp	3,600	188,431
Shinko Electric Industries Co Ltd (c)	19,300	727,734
Socionext Inc	51,600	799,658
SUMCO Corp	100,700	743,469
Tokyo Seimitsu Co Ltd	11,500	544,471
Towa Corp (b)	18,300	241,322
Tri Chemical Laboratories Inc	7,500	155,924
Ulvac Inc	12,700	499,469
		6,533,813
Software - 0.4%
Appier Group Inc (b)	17,700	182,973
Cybozu Inc	6,700	118,254
Digital Arts Inc	3,000	114,452
Freee KK (c)	12,500	262,809
Fuji Soft Inc	8,700	551,714
I'll Inc	2,600	43,086
Justsystems Corp	9,100	196,740
Money Forward Inc (c)	12,500	345,935
OBIC Business Consultants Co Ltd	8,600	431,113
PKSHA Technology Inc (c)	5,000	114,865
Plus Alpha Consulting Co Ltd	7,400	85,382
Rakus Co Ltd	23,200	288,159
Sansan Inc (c)	20,100	313,763
Systena Corp	73,200	167,358
WingArc1st Inc	5,500	121,423
		3,338,026
Technology Hardware, Storage & Peripherals - 0.2%
Eizo Corp	8,500	120,735
Elecom Co Ltd	12,900	124,039
MCJ Co Ltd	18,900	165,614
Promicom de Mexico	129,100	522,591
Riso Kagaku Corp (b)	10,200	92,282
Sun Corp	3,800	230,398
Toshiba TEC Corp	9,100	199,566
Wacom Co Ltd	37,700	162,239
		1,617,464
TOTAL INFORMATION TECHNOLOGY		29,482,930

Materials - 3.6%
Chemicals - 2.4%
ADEKA Corp	22,200	413,744
Aica Kogyo Co Ltd	15,500	323,421
Air Water Inc (Osaka)	52,800	658,297
Artience Co Ltd	10,700	212,864
ASAHI YUKIZAI CORP	3,800	106,041
C Uyemura & Co Ltd	2,900	192,240
Chugoku Marine Paints Ltd	10,100	153,310
Daicel Corp	67,900	600,825
Denka Co Ltd	23,100	328,998
DIC Corp	21,700	470,073
Fujimi Inc	14,900	209,631
Fuso Chemical Co Ltd	5,800	124,990
Ise Chemicals Corp (b)	500	87,547
JCU Corp	5,700	132,350
Kaneka Corp	12,200	296,151
Kansai Paint Co Ltd	40,000	542,090
KeePer Technical Laboratory Co Ltd	3,600	103,293
KH Neochem Co Ltd	9,000	121,621
Konishi Co Ltd	15,600	128,361
Kumiai Chemical Industry Co Ltd	20,300	99,211
Kuraray Co Ltd	81,500	1,193,167
Kureha Corp	10,500	188,480
Lintec Corp	11,000	205,695
Mitsubishi Gas Chemical Co Inc	43,800	765,449
Nihon Parkerizing Co Ltd	25,100	204,685
Nippon Kayaku Co Ltd	38,900	318,363
Nippon Shokubai Co Ltd	29,000	351,795
Nippon Soda Co Ltd	12,000	222,665
Nissan Chemical Corp	37,500	1,128,274
NOF Corp	59,300	788,951
Okamoto Industries Inc	2,500	85,490
Osaka Soda Co Ltd	21,000	225,486
PILLAR Corp /Japan	5,000	136,333
Resonac Holdings Corp	50,473	1,223,551
Sakata INX Corp	11,900	130,756
Sanyo Chemical Industries Ltd	3,300	83,226
Shikoku Kasei Holdings Corp	7,600	93,764
Shin-Etsu Polymer Co Ltd	10,500	109,797
Sumitomo Bakelite Co Ltd	21,700	522,555
Sumitomo Chemical Co Ltd	428,800	927,542
T Hasegawa Co Ltd	9,100	175,438
Taiyo Holdings Co Ltd	10,800	290,495
Takasago International Corp	3,400	117,928
Teijin Ltd	51,500	439,289
Toagosei Co Ltd	23,300	216,043
Tokai Carbon Co Ltd	57,600	320,793
Tokuyama Corp	18,500	307,050
Tokyo Ohka Kogyo Co Ltd	27,400	610,514
Tosoh Corp	74,700	993,869
Toyobo Co Ltd	23,900	151,095
UBE Corp	27,600	405,920
Zacros Corp	4,100	105,129
Zeon Corp	43,100	400,662
		18,745,307
Construction Materials - 0.2%
Krosaki Harima Corp	5,200	83,409
Maeda Kosen Co Ltd	12,100	149,858
Mitani Sekisan Co Ltd	2,500	81,786
Shinagawa Refractories Co Ltd	6,900	77,059
Sumitomo Osaka Cement Co Ltd	8,800	187,651
Taiheiyo Cement Corp	32,300	813,483
		1,393,246
Containers & Packaging - 0.1%
FP Corp	13,500	263,106
Fuji Seal International Inc	11,300	173,794
Rengo Co Ltd	54,600	308,612
Toyo Seikan Group Holdings Ltd	35,200	534,456
		1,279,968
Metals & Mining - 0.7%
ARE Holdings Inc	20,300	251,075
Daido Steel Co Ltd	37,100	295,476
Dowa Holdings Co Ltd	15,200	452,665
Godo Steel Ltd	2,700	69,717
Kobe Steel Ltd	107,400	1,143,535
Kyoei Steel Ltd	6,200	75,829
Maruichi Steel Tube Ltd	16,500	358,763
Mitsubishi Materials Corp	35,500	557,196
Nippon Light Metal Holdings Co Ltd	15,800	161,812
Nittetsu Mining Co Ltd	3,100	94,554
Osaka Steel Co Ltd	4,300	64,762
OSAKA Titanium Technologies Co Ltd (b)	8,800	107,032
Sanyo Special Steel Co Ltd	6,300	80,890
Specialty Polymers Inc	15,500	456,985
Toho Titanium Co Ltd	9,000	60,081
Tokyo Steel Manufacturing Co Ltd	15,700	158,082
UACJ Corp	10,300	353,870
Yamato Kogyo Co Ltd	11,100	549,292
Yodogawa Steel Works Ltd	5,400	195,535
		5,487,151
Paper & Forest Products - 0.2%
Daio Paper Corp	24,000	133,015
Hokuetsu Corp (b)	26,700	251,335
Nippon Paper Industries Co Ltd	28,400	162,142
Oji Holdings Corp	233,200	941,842
		1,488,334
TOTAL MATERIALS		28,394,006

Real Estate - 3.3%
Diversified REITs - 1.1%
Activia Properties Inc	197	428,652
Daiwa House REIT Investment Corp	659	1,036,903
Hankyu Hanshin REIT Inc	177	146,064
Heiwa Real Estate REIT Inc	305	251,826
Hulic Reit Inc	371	338,833
KDX Realty Investment Corp	1,190	1,188,200
Mirai Corp	538	143,772
Mori Trust Reit Inc	765	312,017
NIPPON REIT Investment Corp	516	270,736
Nomura Real Estate Master Fund Inc	1,140	1,097,938
NTT UD REIT Investment Corp	420	357,584
Sekisui House Reit Inc	1,256	642,082
Star Asia Investment Corp	722	240,494
Takara Leben Real Estate Investment Corp	260	148,406
Tokyu REIT Inc	239	250,121
United Urban Investment Corp	843	816,427
		7,670,055
Hotel & Resort REITs - 0.2%
Hoshino Resorts REIT Inc	166	221,457
Invincible Investment Corp	2,193	956,265
Japan Hotel REIT Investment Corp	1,464	677,941
		1,855,663
Industrial REITs - 0.6%
CRE Logistics REIT Inc	159	154,116
GLP J-REIT	1,338	1,095,609
Industrial & Infrastructure Fund Investment Corp	686	512,315
Japan Logistics Fund Inc	753	436,054
LaSalle Logiport REIT	505	466,680
Mitsubishi Estate Logistics REIT Investment Corp	135	309,444
Mitsui Fudosan Logistics Park Inc	877	576,823
Nippon Prologis REIT Inc	652	994,329
SOSiLA Logistics REIT Inc	193	137,489
		4,682,859
Office REITs - 0.3%
Daiwa Office Investment Corp	152	288,358
Global One Real Estate Investment Corp	288	195,403
Ichigo Office REIT Investment Corp	281	150,101
Japan Excellent Inc	341	275,587
Japan Prime Realty Investment Corp	242	532,944
Mori Hills REIT Investment Corp	442	357,554
Orix JREIT Inc	752	834,406
		2,634,353
Real Estate Management & Development - 0.6%
Aeon Mall Co Ltd	25,900	326,905
Goldcrest Co Ltd	4,000	79,524
Heiwa Real Estate Co Ltd	5,700	165,957
Ichigo Inc	63,200	144,411
Kasumigaseki Capital Co Ltd (b)	1,900	181,732
Katitas Co Ltd	14,700	205,519
Keihanshin Building Co Ltd	8,300	80,023
Leopalace21 Corp	46,900	166,870
Nomura Real Estate Holdings Inc	31,600	839,885
Relo Group Inc	26,300	322,344
Starts Corp Inc	8,400	208,665
Sun Frontier Fudousan Co Ltd	8,200	106,003
Tokyo Tatemono Co Ltd	54,200	835,824
Tokyu Fudosan Holdings Corp	165,400	1,061,981
Tosei Corp	8,500	130,678
		4,856,321
Residential REITs - 0.2%
Advance Residence Investment Corp	784	721,579
Comforia Residential REIT Inc	203	355,065
Daiwa Securities Living Investment Corporation	546	314,576
Nippon Accommodations Fund Inc	130	488,897
Samty Residential Investment Corp	107	64,323
		1,944,440
Retail REITs - 0.3%
AEON REIT Investment Corp	456	368,271
Frontier Real Estate Investment Corp	730	380,993
Fukuoka REIT Corp	196	185,698
Japan Metropolitan Fund Invest	2,056	1,251,621
		2,186,583
TOTAL REAL ESTATE		25,830,274

Utilities - 0.7%
Electric Utilities - 0.5%
Chugoku Electric Power Co Inc/The	83,700	466,191
Hokkaido Electric Power Co Inc	49,200	250,469
Hokuriku Electric Power Co	48,200	267,982
Kyushu Electric Power Co Inc	115,700	1,002,588
Shikoku Electric Power Co Inc	47,300	362,486
Tohoku Electric Power Co Inc	130,000	950,119
		3,299,835
Gas Utilities - 0.1%
K&O Energy Group Inc	3,600	75,662
Nippon Gas Co Ltd	29,000	406,661
Saibu Gas Holdings Co Ltd	6,900	76,062
Shizuoka Gas Co Ltd	10,700	69,270
Toho Gas Co Ltd	21,000	527,088
		1,154,743
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	42,100	664,162
RENOVA Inc (c)	11,500	45,722
		709,884
TOTAL UTILITIES		5,164,462

TOTAL JAPAN		280,338,879
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	100,659	327,473
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	12,619	350,052
TOTAL LUXEMBOURG		677,525
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
SJM Holdings Ltd (b)(c)	833,000	260,850
Wynn Macau Ltd	450,800	328,617

TOTAL MACAU		589,467
NETHERLANDS - 1.2%
Communication Services - 0.0%
Media - 0.0%
Havas NV	206,753	325,804
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (c)(d)(e)	14,173	359,931
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Redcare Pharmacy NV (c)(d)(e)	4,100	516,781
Sligro Food Group NV	6,155	67,811
		584,592
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV (c)	41,565	782,188
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	19,757	907,969
Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd	9,969	249,859
Van Lanschot Kempen NV depository receipt	8,583	424,721
		674,580
Health Care - 0.0%
Biotechnology - 0.0%
Pharming Group NV (b)(c)	194,430	174,674
Pharmaceuticals - 0.0%
Pharvaris NV (b)(c)	3,797	66,827
TOTAL HEALTH CARE		241,501

Industrials - 0.6%
Air Freight & Logistics - 0.0%
PostNL NV (b)(c)	91,183	93,079
Construction & Engineering - 0.1%
Fugro NV (c)	32,759	525,056
Koninklijke BAM Groep NV (c)	77,032	339,311
Koninklijke Heijmans N.V depository receipt	7,608	254,534
		1,118,901
Electrical Equipment - 0.1%
TKH Group NV depository receipt	11,460	422,997
Machinery - 0.1%
Aalberts NV (c)	28,563	1,016,352
Professional Services - 0.3%
Arcadis NV	20,745	1,189,028
Brunel International NV (b)(c)	5,618	54,901
		1,243,929
TOTAL INDUSTRIALS		3,895,258

Information Technology - 0.0%
Software - 0.0%
TomTom NV (b)(c)	20,625	109,441
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	15,176	355,806
OCI NV	30,056	347,190
		702,996
Metals & Mining - 0.0%
AMG Critical Materials NV (b)	8,783	128,107
TOTAL MATERIALS		831,103

Real Estate - 0.1%
Retail REITs - 0.1%
Eurocommercial Properties NV (c)	12,458	304,359
Wereldhave NV	9,942	150,994
		455,353
TOTAL NETHERLANDS		9,167,720
NEW ZEALAND - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Spark New Zealand Ltd	529,594	868,695
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,509	9,537
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (c)	178,606	438,548
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (c)	309,431	498,004
Passenger Airlines - 0.0%
Air New Zealand Ltd	472,827	166,873
TOTAL INDUSTRIALS		664,877

Real Estate - 0.1%
Industrial REITs - 0.1%
Goodman Property Trust	309,197	363,391
Retail REITs - 0.0%
Kiwi Property Group Ltd	467,615	239,555
TOTAL REAL ESTATE		602,946

Utilities - 0.2%
Electric Utilities - 0.2%
Contact Energy Ltd	228,932	1,200,910
TOTAL NEW ZEALAND		3,785,513
NIGERIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Airtel Africa PLC (d)(e)	263,223	471,279
NORWAY - 1.8%
Communication Services - 0.2%
Media - 0.2%
Schibsted ASA A Shares	20,158	598,398
Schibsted ASA B Shares	26,877	771,734
		1,370,132
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	45,221	331,406
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	26,297	256,960
Grieg Seafood ASA (b)	14,380	95,094
Leroy Seafood Group ASA	76,328	378,649
		730,703
Energy - 0.4%
Energy Equipment & Services - 0.2%
Aker Solutions ASA	77,292	220,157
BW Offshore Ltd	25,783	72,437
DOF Group ASA A Shares (c)	39,442	332,438
Odfjell Drilling Ltd	27,173	149,325
TGS ASA	56,039	566,396
		1,340,753
Oil, Gas & Consumable Fuels - 0.2%
Avance Gas Holding Ltd (b)(d)(e)	5,720	43,663
BLUENORD ASA (c)	6,828	405,384
DNO ASA A Shares	127,320	147,357
FLEX LNG Ltd	9,379	240,137
Frontline PLC (Norway) (b)	41,683	733,403
		1,569,944
TOTAL ENERGY		2,910,697

Financials - 0.5%
Banks - 0.3%
SpareBank 1 Nord Norge	26,913	310,581
Sparebank 1 Oestlandet	13,522	199,556
SpareBank 1 SMN	36,997	596,531
SpareBank 1 Sor-Norge ASA	59,360	846,449
		1,953,117
Insurance - 0.2%
Protector Forsikring ASA	15,265	446,404
Storebrand ASA A Shares	121,741	1,435,892
		1,882,296
TOTAL FINANCIALS		3,835,413

Industrials - 0.5%
Construction & Engineering - 0.0%
Norconsult Norge AS	30,487	117,302
Electrical Equipment - 0.0%
NEL ASA (b)(c)	476,349	99,952
Industrial Conglomerates - 0.0%
Aker ASA A Shares (b)	6,344	340,777
Machinery - 0.2%
AutoStore Holdings Ltd (c)(d)(e)	347,029	312,730
Hexagon Composites ASA (c)	38,697	128,890
TOMRA Systems ASA (b)	63,867	946,266
		1,387,886
Marine Transportation - 0.3%
Belships ASA	32,178	57,569
Golden Ocean Group Ltd (Norway)	36,975	343,986
Hoegh Autoliners ASA	29,907	272,418
MPC Container Ships ASA	107,908	175,418
Odfjell SE A Shares	5,262	55,043
Stolt-Nielsen Ltd	6,674	172,766
Wallenius Wilhelmsen ASA	30,270	244,568
Wilh Wilhelmsen Holding ASA A Shares (c)	3,812	138,757
		1,460,525
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA (c)	218,607	209,651
TOTAL INDUSTRIALS		3,616,093

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	50,903	174,583
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (b)(c)	52,947	533,273
Software - 0.0%
Crayon Group Holding ASA (c)(d)(e)	23,138	216,688
TOTAL INFORMATION TECHNOLOGY		924,544

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (c)(d)(e)	81,211	160,144
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (c)(d)(e)	20,905	216,461
TOTAL NORWAY		14,095,593
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Hochschild Mining PLC (c)	95,129	207,593
PORTUGAL - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	59,186	208,450
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	230,657	215,595
Financials - 0.2%
Banks - 0.2%
Banco Comercial Portugues SA	1,735,810	910,089
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	22,163	135,423
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (b)	26,490	79,309
TOTAL INDUSTRIALS		214,732

Materials - 0.1%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	11,434	100,231
Paper & Forest Products - 0.1%
Altri SGPS SA	20,394	121,863
Navigator Co SA/The	61,651	225,767
Semapa-Sociedade de Investimento e Gestao	4,815	75,026
		422,656
TOTAL MATERIALS		522,887

Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	112,700	277,673
TOTAL PORTUGAL		2,349,426
SINGAPORE - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (e)	831,100	526,086
Wireless Telecommunication Services - 0.0%
StarHub Ltd	172,400	155,834
TOTAL COMMUNICATION SERVICES		681,920

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	276,700	236,037
Sheng Siong Group Ltd	192,700	230,794
		466,831
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (d)(e)	24,001	304,712
Hafnia Ltd	81,532	431,118
		735,830
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd	38,100	208,992
Yangzijiang Financial Holding Ltd	645,900	225,001
		433,993
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd	146,000	109,372
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	241,000	148,061
TOTAL HEALTH CARE		257,433

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd	418,500	170,464
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	622,200	644,864
Machinery - 0.1%
Seatrium Ltd (c)	637,600	1,042,251
Transportation Infrastructure - 0.1%
SATS Ltd	255,958	637,040
SIA Engineering Co Ltd	79,600	139,248
		776,288
TOTAL INDUSTRIALS		2,633,867

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	79,300	735,937
Semiconductors & Semiconductor Equipment - 0.0%
UMS Integration Ltd	170,100	131,017
TOTAL INFORMATION TECHNOLOGY		866,954

Materials - 0.1%
Chemicals - 0.1%
Keppel Infrastructure Trust	1,224,330	409,544
Real Estate - 1.2%
Diversified REITs - 0.1%
Mapletree Pan Asia Commercial Trust	681,700	603,760
Suntec Real Estate Investment Trust	587,300	512,853
		1,116,613
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	112,800	320,533
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	764,800	502,756
CDL Hospitality Trusts unit	250,300	158,956
Far East Hospitality Trust unit	283,500	126,055
Frasers Hospitality Trust unit	225,700	96,080
		883,847
Industrial REITs - 0.4%
AIMS APAC REIT	164,873	156,361
ESR-REIT	1,757,860	335,442
Frasers Logistics & Commercial Trust (b)(e)	806,300	523,026
Mapletree Industrial Trust	612,745	944,655
Mapletree Logistics Trust	1,015,275	907,250
		2,866,734
Office REITs - 0.1%
Keppel REIT	709,200	444,896
Real Estate Management & Development - 0.2%
Capitaland India Trust	286,965	214,982
City Developments Ltd	144,100	534,213
Hong Fok Corp Ltd	88,300	51,218
UOL Group Ltd	132,900	495,644
		1,296,057
Retail REITs - 0.2%
CapitaLand China Trust	343,400	185,071
Frasers Centrepoint Trust	365,000	572,877
Lendlease Global Commercial REIT	479,588	195,201
PARAGON REIT	325,700	212,071
Starhill Global REIT	428,011	159,498
		1,324,718
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	259,500	143,580
Keppel DC REIT	571,792	922,232
		1,065,812
TOTAL REAL ESTATE		9,319,210

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,977	183,257
TOTAL SINGAPORE		15,988,839
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Pan African Resources PLC	544,439	270,020
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (c)(d)(e)	37,119	260,224
TOTAL SOUTH AFRICA		530,244
SPAIN - 1.8%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	25,592	117,347
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
CIE Automotive SA	12,099	323,829
Gestamp Automocion SA (b)(d)(e)	48,813	134,445
		458,274
Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (c)	25,154	239,551
Melia Hotels International SA	31,950	238,809
		478,360
Household Durables - 0.0%
Neinor Homes SA (d)(e)	6,436	112,569
TOTAL CONSUMER DISCRETIONARY		1,049,203

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (c)	4,035,722	69,917
Food Products - 0.1%
Viscofan SA (c)	11,787	747,121
TOTAL CONSUMER STAPLES		817,038

Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (c)	13,552	193,028
Financials - 0.4%
Banks - 0.3%
Bankinter SA	193,390	1,651,527
Unicaja Banco SA (d)(e)	307,175	437,843
		2,089,370
Insurance - 0.1%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	159,643	206,686
Mapfre SA	266,153	742,176
		948,862
TOTAL FINANCIALS		3,038,232

Health Care - 0.2%
Biotechnology - 0.0%
Pharma Mar SA (b)	3,926	377,348
Pharmaceuticals - 0.2%
Almirall SA (c)	21,338	210,514
Faes Farma SA	89,205	327,596
Laboratorios Farmaceuticos Rovi SA	5,848	397,673
		935,783
TOTAL HEALTH CARE		1,313,131

Industrials - 0.3%
Air Freight & Logistics - 0.1%
Logista Integral SA	17,086	517,216
Commercial Services & Supplies - 0.0%
Befesa SA (d)(e)	10,323	224,891
Prosegur Cash SA (d)(e)	83,530	49,566
Prosegur Comp Securidad SA	30,857	57,812
		332,269
Construction & Engineering - 0.1%
Sacyr SA (c)	145,458	477,140
Sacyr SA rights (c)	145,458	11,928
		489,068
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	4,856	179,843
Fluidra SA	27,628	713,093
Talgo SA (b)(c)(d)(e)	19,005	76,891
		969,827
TOTAL INDUSTRIALS		2,308,380

Information Technology - 0.1%
IT Services - 0.1%
Global Dominion Access SA (b)(d)(e)	23,091	72,463
Indra Sistemas SA (b)	25,192	484,789
		557,252
Materials - 0.2%
Containers & Packaging - 0.1%
Vidrala SA	6,613	679,172
Metals & Mining - 0.1%
Acerinox SA	53,610	539,744
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (b)	38,375	138,858
TOTAL MATERIALS		1,357,774

Real Estate - 0.2%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	113,376	1,314,950
Office REITs - 0.0%
Inmobiliaria Colonial Socimi SA	81,489	462,838
Real Estate Management & Development - 0.0%
Aedas Homes SL (d)(e)	2,412	74,691
TOTAL REAL ESTATE		1,852,479

Utilities - 0.2%
Gas Utilities - 0.1%
Enagas SA	67,263	852,695
Independent Power and Renewable Electricity Producers - 0.1%
Audax Renovables SA	44,509	70,460
Grenergy Renovables SA (b)(c)	3,742	138,586
Solaria Energia y Medio Ambiente SA (b)(c)	23,256	182,391
		391,437
TOTAL UTILITIES		1,244,132

TOTAL SPAIN		13,847,996
SWEDEN - 5.3%
Communication Services - 0.2%
Entertainment - 0.2%
Embracer Group AB B Shares (c)	37,111	753,078
Modern Times Group MTG AB B Shares (c)	24,303	225,762
Paradox Interactive AB	10,480	205,105
		1,183,945
Interactive Media & Services - 0.0%
Hemnet Group AB	24,795	826,068
TOTAL COMMUNICATION SERVICES		2,010,013

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
Dometic Group AB (d)	86,507	440,813
Broadline Retail - 0.0%
Boozt AB (c)(d)(e)	15,906	187,927
Rusta AB	14,936	111,806
		299,733
Distributors - 0.0%
MEKO AB	11,203	133,776
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	21,469	132,441
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares (c)	33,769	461,530
Scandic Hotels Group AB (d)(e)	44,350	309,192
SkiStar AB B Shares	11,557	174,796
		945,518
Household Durables - 0.1%
Electrolux AB B Shares (b)(c)	62,688	571,032
JM AB	17,538	260,670
		831,702
Leisure Products - 0.2%
MIPS AB (e)	7,555	369,308
Thule Group AB (d)(e)	30,399	965,065
		1,334,373
Specialty Retail - 0.1%
Bilia AB A Shares	17,816	209,367
Clas Ohlson AB B Shares	11,129	236,877
Rvrc Holding AB	20,566	91,777
Synsam AB	21,085	93,751
		631,772
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	25,216	241,066
TOTAL CONSUMER DISCRETIONARY		4,991,194

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Axfood AB B Shares	31,203	669,773
Food Products - 0.2%
AAK AB	52,076	1,517,032
Cloetta AB B Shares	52,366	133,657
		1,650,689
TOTAL CONSUMER STAPLES		2,320,462

Financials - 0.5%
Banks - 0.0%
Norion Bank AB (c)	17,462	52,837
Capital Markets - 0.4%
Avanza Bank Holding AB (b)	36,245	1,092,469
Bure Equity AB	15,867	578,996
Nordnet AB	39,800	949,072
Ratos AB B Shares	60,410	189,820
		2,810,357
Consumer Finance - 0.0%
Hoist Finance AB (c)(d)(e)	11,550	97,293
Financial Services - 0.1%
Creades AB A Shares	14,459	104,389
Investment AB Oresund	7,787	83,574
Kinnevik AB B Shares (c)	70,402	557,486
Svolder AB B Shares	24,714	122,369
		867,818
TOTAL FINANCIALS		3,828,305

Health Care - 0.8%
Biotechnology - 0.2%
BioArctic AB B Shares (c)(d)(e)	10,408	207,075
BioGaia AB B Shares	26,295	287,903
BoneSupport Holding AB (c)(d)(e)	16,829	528,800
Vitrolife AB	21,238	427,909
		1,451,687
Health Care Equipment & Supplies - 0.2%
Arjo AB B Shares	63,090	226,464
Elekta AB B Shares	105,172	623,664
Surgical Science Sweden AB (c)	10,233	159,570
Vimian Group AB (c)	51,144	187,504
Xvivo Perfusion AB (c)	7,208	302,939
		1,500,141
Health Care Providers & Services - 0.1%
Ambea AB (c)(d)(e)	23,113	194,071
Attendo AB (d)(e)	29,374	135,905
Medicover Ab B Shares	18,770	348,727
		678,703
Health Care Technology - 0.1%
Sectra AB B Shares (c)	39,167	897,240
Life Sciences Tools & Services - 0.1%
AddLife AB B Shares	33,539	458,266
Biotage AB A Shares	19,447	249,055
		707,321
Pharmaceuticals - 0.1%
Camurus AB (c)	10,180	547,203
SwedenCare AB	15,646	70,837
		618,040
TOTAL HEALTH CARE		5,853,132

Industrials - 1.1%
Aerospace & Defense - 0.0%
INVISIO AB	10,273	305,750
Building Products - 0.2%
Inwido AB	16,479	303,190
Lindab International AB	21,359	381,996
Munters Group AB (d)(e)	37,239	596,815
		1,282,001
Commercial Services & Supplies - 0.2%
Bravida Holding AB (d)(e)	58,230	465,565
Loomis AB	20,438	652,892
Sdiptech AB B Shares (c)	9,101	186,653
		1,305,110
Construction & Engineering - 0.2%
Instalco AB (b)(e)	67,829	193,434
NCC AB B Shares	23,971	387,417
Peab AB B Shares	48,532	349,071
Sweco AB B Shares	57,293	897,545
		1,827,467
Electrical Equipment - 0.0%
AQ Group AB	15,720	225,426
Hexatronic Group AB (c)	47,684	156,756
		382,182
Industrial Conglomerates - 0.1%
Nolato AB B Shares	55,108	287,026
Storskogen Group AB B Shares	395,007	427,504
		714,530
Machinery - 0.2%
Alimak Group AB (d)(e)	19,866	208,195
Electrolux Professional AB B Shares	68,860	476,961
Engcon AB B Shares	11,465	107,745
Husqvarna AB B Shares	101,144	542,582
Troax Group AB	11,206	236,495
VBG Group AB B Shares (c)	5,103	151,878
		1,723,856
Professional Services - 0.1%
AFRY AB B Shares	28,522	455,311
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	5,696	72,845
Bufab AB	7,654	322,650
		395,495
TOTAL INDUSTRIALS		8,391,702

Information Technology - 0.6%
Communications Equipment - 0.0%
HMS Networks AB (b)	9,363	434,465
Electronic Equipment, Instruments & Components - 0.2%
Mycronic AB	22,514	914,546
Ncab Group Ab (b)	50,736	305,209
		1,219,755
IT Services - 0.1%
Addnode Group AB B Shares	35,463	377,729
Atea ASA	22,565	287,477
		665,206
Software - 0.3%
Fortnox AB	140,229	975,095
Truecaller AB B Shares (b)	68,167	405,763
Vitec Software Group AB B Shares	9,745	514,153
Yubico AB (b)(c)	13,713	320,322
		2,215,333
TOTAL INFORMATION TECHNOLOGY		4,534,759

Materials - 0.4%
Chemicals - 0.1%
Hexpol AB B Shares	75,307	705,676
Containers & Packaging - 0.1%
Billerud Aktiebolag	64,799	666,236
Metals & Mining - 0.2%
Alleima AB	53,544	445,484
Granges AB	28,650	348,829
SSAB AB A Shares	60,246	290,912
SSAB AB B Shares	176,648	836,735
		1,921,960
TOTAL MATERIALS		3,293,872

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Atrium Ljungberg AB B Shares	14,782	261,836
Castellum AB (c)	113,230	1,230,561
Catena AB	12,978	565,925
Cibus Nordic Real Estate AB publ	18,124	294,308
Corem Property Group AB B Shares	161,170	85,688
Dios Fastigheter AB	30,776	212,893
Fabege AB	66,965	502,488
FastPartner AB A Shares	15,515	87,595
Hufvudstaden AB A Shares	31,824	354,180
NP3 Fastigheter AB	8,966	213,076
Nyfosa AB	47,470	488,494
Pandox AB B Shares	31,052	567,113
Platzer Fastigheter Holding AB B Shares	15,828	122,053
Samhallsbyggnadsbolaget i Norden AB B Shares (b)	298,974	151,755
Wallenstam AB B Shares	102,551	443,767
Wihlborgs Fastigheter AB	79,732	789,568
		6,371,300
TOTAL SWEDEN		41,594,739
SWITZERLAND - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	19,659	984,515
Media - 0.0%
TX Group AG	756	154,728
TOTAL COMMUNICATION SERVICES		1,139,243

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	821	114,845
Specialty Retail - 0.0%
Mobilezone Holding AG (b)	10,955	137,607
TOTAL CONSUMER DISCRETIONARY		252,452

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
DocMorris AG (b)(c)	3,385	73,814
Food Products - 0.1%
Aryzta AG (c)	270,750	537,487
Emmi AG	611	533,346
		1,070,833
TOTAL CONSUMER STAPLES		1,144,647

Financials - 0.5%
Banks - 0.1%
Valiant Holding AG	4,514	535,286
Capital Markets - 0.3%
EFG International AG	26,776	419,831
Leonteq AG	2,402	52,115
Swissquote Group Holding SA	3,079	1,346,884
Vontobel Holding AG	8,133	601,882
		2,420,712
Consumer Finance - 0.1%
Cembra Money Bank AG	8,550	843,969
TOTAL FINANCIALS		3,799,967

Health Care - 0.7%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (c)	3,595	160,655
Kuros Biosciences AG (c)	7,460	187,985
		348,640
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	2,047	262,070
Medmix AG (d)(e)	7,023	94,694
Metall Zug AG Series B	53	61,394
Ypsomed Holding AG	1,182	466,571
		884,729
Health Care Providers & Services - 0.2%
Galenica AG (d)(e)	14,247	1,272,570
Life Sciences Tools & Services - 0.4%
Siegfried Holding AG	1,166	1,316,111
SKAN Group AG	3,658	316,899
Tecan Group AG	3,691	956,438
		2,589,448
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (c)	995	239,259
TOTAL HEALTH CARE		5,334,646

Industrials - 2.1%
Building Products - 0.5%
Arbonia Ag (c)	14,887	203,343
Belimo Holding AG	2,819	2,070,723
dormakaba Holding AG Series B	904	650,145
Forbo Holding AG	277	266,127
Schweiter Technologies AG	288	144,040
Zehnder Group AG	2,540	141,118
		3,475,496
Construction & Engineering - 0.0%
Burkhalter Holding AG	1,936	209,596
Implenia AG	3,388	129,642
		339,238
Electrical Equipment - 0.3%
Accelleron Industries AG	27,087	1,360,373
Huber + Suhner AG	4,099	341,602
R&S Group Holding AG Series A (c)	6,085	126,276
		1,828,251
Machinery - 1.0%
Bucher Industries AG	1,906	770,143
Burckhardt Compression Holding AG	873	663,317
Bystronic AG	431	154,985
Daetwyler Holdings Ag	2,156	328,578
Georg Fischer AG	22,363	1,772,835
Interroll Holding AG	210	493,439
Kardex Holding AG	1,782	552,748
Komax Holding AG (b)	1,041	154,078
OC Oerlikon Corp AG Pfaffikon	53,408	215,333
Rieter Holding AG	790	76,853
Sfs Group Ag	5,018	632,519
Stadler Rail AG (b)	16,012	356,897
Sulzer AG	5,418	885,203
		7,056,928
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,611	359,965
DKSH Holding AG	10,276	807,864
		1,167,829
Transportation Infrastructure - 0.2%
Flughafen Zurich Ag Kloten	5,682	1,372,539
TOTAL INDUSTRIALS		15,240,281

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,672	462,634
Comet Holding AG	2,132	644,926
Inficon Holding AG	489	633,566
Landis+Gyr Group AG	7,077	486,434
LEM Holding SA	131	124,132
Sensirion Holding AG (b)(c)(d)(e)	2,756	200,629
		2,552,321
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG	2,008	149,704
TOTAL INFORMATION TECHNOLOGY		2,702,025

Materials - 0.0%
Containers & Packaging - 0.0%
Vetropack Holding AG Series A	3,696	103,077
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Allreal Holding AG	4,244	794,978
International Workplace Group PLC	219,810	469,318
Intershop Holding AG	1,484	222,254
Mobimo Holding AG	2,068	686,873
PSP Swiss Property AG	13,075	1,933,794
		4,107,217
TOTAL SWITZERLAND		33,823,555
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (c)	210,995	248,532
UNITED KINGDOM - 12.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Gamma Communications PLC	25,963	430,723
Entertainment - 0.0%
Team17 Group PLC (c)	31,129	103,825
Interactive Media & Services - 0.3%
MONY Group PLC	145,992	351,170
Rightmove PLC	226,073	1,876,381
Trustpilot Group PLC (c)(d)(e)	94,712	391,053
		2,618,604
Media - 0.3%
4imprint Group PLC	8,133	608,072
Future PLC	30,147	343,702
ITV PLC	1,009,926	928,512
Next 15 Group PLC	24,178	101,626
YouGov PLC (b)	33,453	160,107
		2,142,019
TOTAL COMMUNICATION SERVICES		5,295,171

Consumer Discretionary - 2.2%
Automobile Components - 0.1%
AB Dynamics PLC	5,170	109,615
Dowlais Group PLC	388,419	346,753
		456,368
Automobiles - 0.0%
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)(e)	73,971	95,877
Broadline Retail - 0.2%
B&M European Value Retail SA	288,256	1,158,362
Thg PLC (c)	217,216	110,208
		1,268,570
Distributors - 0.1%
Inchcape PLC	104,434	874,042
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)(c)	30,479	233,548
Photo-Me International PLC	58,347	154,817
		388,365
Hotels, Restaurants & Leisure - 0.7%
Deliveroo PLC Class A (c)(d)(e)	301,485	490,814
Domino's Pizza Group PLC	101,404	377,695
Greggs PLC	29,342	782,923
Hollywood Bowl Group PLC	48,621	169,401
J D Wetherspoon PLC	25,292	195,997
Just Eat Takeaway.com NV (c)(d)(e)	51,039	621,343
Mitchells & Butlers PLC (c)	77,068	222,169
Playtech Plc (c)	71,270	649,503
Rank Group PLC	52,820	58,287
SSP Group Plc	228,065	517,483
Trainline PLC (c)(d)(e)	131,004	584,755
Young & Co's Brewery PLC Class A (b)	9,028	87,760
		4,758,130
Household Durables - 0.2%
Bellway PLC	34,077	1,107,849
Crest Nicholson Holdings plc	69,088	154,021
Vistry Group PLC (c)	91,062	675,753
		1,937,623
Leisure Products - 0.2%
Games Workshop Group PLC	9,452	1,706,364
Specialty Retail - 0.4%
AO World PLC (c)	89,256	108,787
ASOS PLC (c)	12,048	63,458
boohoo Group PLC (b)(c)	164,403	59,114
Currys PLC (c)	294,445	342,995
Dunelm Group PLC	37,675	461,527
Frasers Group PLC (c)	31,967	252,084
Halfords Group PLC	56,620	99,408
Moonpig Group PLC (c)	92,757	260,496
Pets at Home Group Plc	125,921	352,853
Watches of Switzerland Group PLC (c)(d)	64,886	462,600
WH Smith PLC	37,306	604,562
Wickes Group PLC	68,737	156,988
		3,224,872
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	102,970	1,504,938
Coats Group PLC	459,783	547,282
Dr Martens PLC	162,891	146,326
		2,198,546
TOTAL CONSUMER DISCRETIONARY		16,908,757

Consumer Staples - 0.5%
Beverages - 0.1%
AG Barr PLC	27,533	208,243
Fevertree Drinks PLC	30,045	298,022
		506,265
Consumer Staples Distribution & Retail - 0.1%
Ocado Group PLC (c)	155,753	583,796
Food Products - 0.3%
Cranswick PLC	15,450	965,486
Hilton Food Group PLC	21,627	237,047
Premier Foods PLC	185,866	432,795
Tate & Lyle PLC	110,128	897,802
		2,533,130
Personal Care Products - 0.0%
PZ Cussons PLC	72,487	70,463
TOTAL CONSUMER STAPLES		3,693,654

Energy - 0.4%
Energy Equipment & Services - 0.2%
Hunting PLC	42,488	184,910
John Wood Group PLC (c)	187,593	168,516
Paratus Energy Services Ltd (b)	26,158	102,980
Subsea 7 SA	65,455	1,083,139
		1,539,545
Oil, Gas & Consumable Fuels - 0.2%
Harbour Energy PLC	165,742	482,728
Serica Energy PLC	77,164	134,424
TORM PLC Series A	16,649	331,670
Yellow Cake PLC (c)(d)(e)	61,831	377,341
		1,326,163
TOTAL ENERGY		2,865,708

Financials - 2.7%
Banks - 0.0%
Close Brothers Group PLC (c)	43,098	170,678
Capital Markets - 1.9%
abrdn plc	529,148	1,015,300
AJ Bell PLC	94,186	522,012
Allfunds Group Plc	96,909	499,450
Alpha Group International PLC (e)	10,227	328,424
Ashmore Group PLC	132,749	279,812
Bridgepoint Group PLC (d)(e)	71,453	337,723
CMC Markets PLC (d)(e)	31,521	87,741
Foresight Group Holdings Ltd	20,608	100,674
IG Group Holdings PLC	103,028	1,301,716
Impax Asset Management Group PLC	24,614	67,447
Integrafin Holdings Ltd (e)	80,488	363,760
Intermediate Capital Group PLC	83,383	2,450,262
Investec PLC	175,818	1,132,493
IP Group PLC (c)	283,184	183,285
Jupiter Fund Management PLC	134,876	134,121
Man Group Plc/Jersey	342,019	910,901
Molten Ventures PLC (c)	45,112	177,312
Ninety One PLC	91,060	169,697
Polar Capital Holdings PLC	24,444	151,844
Quilter PLC (d)(e)	400,456	804,868
Rathbones Group PLC	13,037	280,294
St James's Place PLC	156,058	2,039,451
TP ICAP Group PLC	218,313	737,620
XPS Pensions Group PLC (e)	53,042	228,868
		14,305,075
Financial Services - 0.1%
OSB Group PLC	109,167	570,391
Paragon Banking Group PLC	59,138	589,168
		1,159,559
Insurance - 0.7%
Beazley PLC	182,923	1,900,636
Direct Line Insurance Group PLC	377,153	1,252,319
Hiscox Ltd	97,313	1,318,796
Just Group PLC	299,881	614,251
Lancashire Holdings Ltd	70,408	566,569
		5,652,571
TOTAL FINANCIALS		21,287,883

Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	18,896	455,463
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	62,092	160,905
ConvaTec Group PLC (d)(e)	470,690	1,441,513
		1,602,418
Health Care Providers & Services - 0.1%
CVS Group PLC	20,522	249,364
Spire Healthcare Group PLC (d)(e)	79,787	231,491
		480,855
Health Care Technology - 0.0%
Craneware PLC	8,534	201,044
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	166,481	300,960
Pharmaceuticals - 0.0%
Indivior PLC (c)	31,461	373,506
TOTAL HEALTH CARE		3,414,246

Industrials - 3.0%
Aerospace & Defense - 0.2%
Babcock International Group PLC	72,177	481,468
Chemring Group PLC	77,904	308,132
QinetiQ Group PLC	145,151	670,939
		1,460,539
Air Freight & Logistics - 0.1%
International Distribution Services PLC	178,407	806,963
Building Products - 0.1%
Genuit Group PLC	71,190	345,571
Volution Group PLC	56,422	372,874
		718,445
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	117,946	198,888
Mitie Group PLC	349,498	507,011
Renewi PLC	20,537	204,220
Serco Group PLC	297,739	573,685
		1,483,804
Construction & Engineering - 0.3%
Balfour Beatty PLC	147,370	850,032
Keller Group PLC	19,769	336,789
Kier Group PLC	130,079	241,605
Morgan Sindall Group PLC	13,067	597,035
Renew Holdings PLC	22,542	204,593
		2,230,054
Electrical Equipment - 0.0%
DiscoverIE Group PLC	27,557	220,042
Volex PLC (b)	38,474	138,341
		358,383
Ground Transportation - 0.1%
Firstgroup PLC	176,953	357,848
Mobico Group PLC (c)	141,025	128,520
Zigup PLC	61,577	234,774
		721,142
Machinery - 0.8%
Bodycote PLC	52,767	420,688
IMI PLC	73,397	1,831,020
Judges Scientific PLC	1,707	150,272
Morgan Advanced Materials PLC	81,049	275,350
Rotork PLC	242,483	1,050,487
Vesuvius PLC	59,385	302,257
Weir Group PLC/The	74,305	2,235,093
		6,265,167
Marine Transportation - 0.0%
Clarkson PLC	8,436	447,679
Passenger Airlines - 0.2%
easyJet PLC	87,410	554,687
JET2 PLC	52,336	993,488
		1,548,175
Professional Services - 0.2%
Hays PLC	458,996	438,499
Learning Technologies Group PLC	167,778	190,138
Pagegroup PLC	88,994	361,486
Rws Holdings PLC	78,779	134,209
SThree PLC	38,447	122,274
		1,246,606
Trading Companies & Distributors - 0.8%
Ashtead Technology Holdings plc	22,863	158,464
Diploma PLC	38,454	2,170,354
Grafton Group PLC unit	51,113	589,197
Howden Joinery Group PLC	157,620	1,603,529
RS GROUP PLC	136,156	1,098,173
Travis Perkins PLC	60,713	537,485
		6,157,202
TOTAL INDUSTRIALS		23,444,159

Information Technology - 0.7%
Communications Equipment - 0.0%
Spirent Communications PLC (c)	165,466	379,138
Electronic Equipment, Instruments & Components - 0.4%
Oxford Instruments PLC	16,792	437,228
Renishaw PLC	10,379	463,925
Spectris PLC	28,463	1,071,443
		1,972,596
IT Services - 0.2%
Computacenter PLC	21,706	628,156
FDM Group Holdings PLC	26,305	76,483
Kainos Group PLC	25,176	255,345
NCC Group PLC (b)	84,716	149,996
Softcat PLC	34,467	685,480
		1,795,460
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)(c)	97,247	172,666
Software - 0.1%
Alfa Financial Software Holdings PLC (d)(e)	37,441	103,756
Bytes Technology Group PLC	65,416	374,887
Cerillion PLC	5,011	100,652
FD Technologies PLC (c)	4,426	102,293
GB Group PLC	73,252	316,798
		998,386
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	24,488	232,578
TOTAL INFORMATION TECHNOLOGY		5,550,824

Materials - 0.5%
Chemicals - 0.2%
Elementis PLC	168,876	330,416
Essentra PLC	81,251	125,526
Johnson Matthey PLC	50,310	893,273
Victrex PLC	25,330	311,554
		1,660,769
Construction Materials - 0.2%
Breedon Group PLC	78,240	422,963
Forterra PLC (d)(e)	58,823	116,987
Ibstock PLC (d)(e)	111,629	232,527
Marshalls PLC	65,258	211,184
SigmaRoc PLC (c)	257,446	233,021
		1,216,682
Metals & Mining - 0.1%
Greatland Gold PLC (c)	2,519,445	237,413
Hill & Smith PLC	23,079	570,596
		808,009
TOTAL MATERIALS		3,685,460

Real Estate - 1.6%
Diversified REITs - 0.5%
British Land Co PLC/The	286,207	1,338,563
Custodian Property Income Reit PLC	125,596	118,975
LondonMetric Property PLC	585,025	1,352,095
Picton Property Income Ltd	154,991	125,297
		2,934,930
Health Care REITs - 0.1%
Assura PLC	883,273	414,193
Care Reit PLC (e)	92,807	98,386
Primary Health Properties PLC	381,208	445,246
Target Healthcare REIT PLC	178,660	192,058
		1,149,883
Industrial REITs - 0.2%
Tritax Big Box REIT PLC	640,725	1,160,669
Urban Logistics REIT PLC	133,785	181,805
Warehouse Reit PLC (e)	115,244	114,884
		1,457,358
Office REITs - 0.2%
CLS Holdings PLC	45,891	40,968
Derwent London PLC	27,284	663,396
Great Portland Estates PLC	99,103	354,502
Workspace Group PLC	40,922	238,220
		1,297,086
Real Estate Management & Development - 0.1%
Grainger PLC	203,180	536,596
Savills PLC	37,152	491,971
		1,028,567
Residential REITs - 0.2%
Empiric Student Property PLC	185,858	193,344
Home Reit PLC (c)(f)	235,236	88,783
PRS REIT Plc/The	148,512	203,659
UNITE Group PLC/The	111,762	1,187,577
		1,673,363
Retail REITs - 0.2%
Hammerson PLC	135,643	479,660
Shaftesbury Capital PLC	421,497	649,609
Supermarket Income Reit PLC	359,798	301,127
		1,430,396
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	53,725	636,160
Safestore Holdings PLC	62,363	476,702
		1,112,862
TOTAL REAL ESTATE		12,084,445

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	109,136	842,353
Multi-Utilities - 0.0%
Telecom Plus PLC	20,489	424,760
Water Utilities - 0.0%
Pennon Group PLC	81,706	585,556
TOTAL UTILITIES		1,852,669

TOTAL UNITED KINGDOM		100,082,976
UNITED STATES - 0.8%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
TI Fluid Systems PLC (d)(e)	105,729	255,632
Hotels, Restaurants & Leisure - 0.2%
Carnival PLC (c)	39,547	991,490
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (b)(c)(d)(e)	399,500	94,339
TOTAL CONSUMER DISCRETIONARY		1,341,461

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diversified Energy Co PLC (e)	13,278	215,176
Financials - 0.1%
Financial Services - 0.1%
Burford Capital Ltd	56,772	803,872
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Inmode Ltd (c)	19,565	336,714
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (c)(d)(e)	4,199	118,259
TOTAL HEALTH CARE		454,973

Industrials - 0.2%
Building Products - 0.1%
Reliance Worldwide Corp Ltd	223,911	745,543
Electrical Equipment - 0.1%
Signify NV (d)(e)	36,957	801,289
Professional Services - 0.0%
Fiverr International Ltd (b)(c)	8,549	263,908
TOTAL INDUSTRIALS		1,810,740

Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(c)	10,531	195,034
Riskified Ltd Class A (c)	25,880	133,023
Sinch AB (c)(d)(e)	192,423	409,740
		737,797
Materials - 0.1%
Construction Materials - 0.0%
RHI Magnesita NV	4,683	204,677
Metals & Mining - 0.1%
Sims Ltd	47,301	384,118
TOTAL MATERIALS		588,795

TOTAL UNITED STATES		5,952,814
TOTAL COMMON STOCKS (Cost $843,752,853)		767,365,092

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Einhell Germany AG	1,440	94,710
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,417	142,420
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,506	277,199
Machinery - 0.1%
Jungheinrich AG	13,693	354,560
TOTAL INDUSTRIALS		631,759

Materials - 0.2%
Chemicals - 0.2%
FUCHS SE	19,818	903,372
Construction Materials - 0.0%
STO SE & Co KGaA	731	86,754
TOTAL MATERIALS		990,126

TOTAL GERMANY		1,859,015
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	10,652	215,483
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	7,200	84,004
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,442,219)		2,158,502

U.S. Treasury Obligations - 0.0%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $351,180)	4.46	352,000	351,294

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	2,034,512	2,034,918
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	31,532,790	31,535,944
TOTAL MONEY MARKET FUNDS (Cost $33,570,862)			33,570,862

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $880,117,114)	803,445,750
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(24,436,603)
NET ASSETS - 100.0%	779,009,147

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	80	Mar 2025	9,482,000	145,896	145,896

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,394,836 or 3.9% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $33,827,410 or 4.3% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $225,547.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,848,708	10,353,387	14,167,177	41,478	-	-	2,034,918	2,034,512	0.0%
Fidelity Securities Lending Cash Central Fund	30,090,286	20,972,177	19,526,519	134,559	-	-	31,535,944	31,532,790	0.1%
Total	35,938,994	31,325,564	33,693,696	176,037	-	-	33,570,862	33,567,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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